As filed with the Securities and Exchange Commission on May 31, 2000

                                        Securities Act Registration No. 33-17224
                                Investment Company Act Registration No. 811-5336

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]
                           PRE-EFFECTIVE AMENDMENT NO.                      [ ]
                         POST-EFFECTIVE AMENDMENT NO. 26                    [X]
                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                     [X}
                                AMENDMENT NO. 27                            [X]

                        (Check appropriate box or boxes)

                                   ----------


               PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)



                              GATEWAY CENTER THREE,
                               100 MULBERRY STREET
                          NEWARK, NEW JERSEY 07102-4077
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)



                                   ----------



       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 367-3028
                            ROBERT C. ROSSELOT, ESQ.
                              GATEWAY CENTER THREE,
                               100 MULBERRY STREET
                          NEWARK, NEW JERSEY 07102-4077
      -------------------------------------------------------------------
                     (Name and Address of Agent for Service)



                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable after the effective date of this Registration Statement


 It is proposed that this filing will become effective (check appropriate box):

          [X]       immediately upon filing pursuant to paragraph (b)

          [ ]       on (date) pursuant to paragraph (b)

          [ ]       60 days after filing pursuant to paragraph (a)(1)

          [ ]       on (date) pursuant to paragraph (a)(1)

          [ ]       75 days after filing pursuant to paragraph (a)(2)

          [ ]       on (date) pursuant to paragraph (a)(2) of Rule 485.

                    If appropriate, check the following box:

          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               -------------------

Title of Securities Being Registered ................  Shares of Common Stock,
                                                       Par Value $.001 per Share

================================================================================

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                                                       PROSPECTUS MAY 31, 2000


PRUDENTIAL
INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
INSTITUTIONAL MONEY MARKET SERIES
(CLASS A SHARES)

FUND TYPE Money market

OBJECTIVE High current income consistent with the preservation to principal and liquidity









BUILD

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                                                   ON THE ROCK




As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.


                                              [LOGO]  PRUDENTIAL




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Table of Contents
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1  RISK/RETURN SUMMARY

1  Investment Objective and Principal Strategies
1  Principal Risks
2  Evaluating Performance
3  Fees and Expenses

5  HOW THE FUND INVESTS

5  Investment Objective and Policies

7  Other Investments and Strategies
8  Rating of Fund Shares

9  Investment Risks

10 HOW THE FUND IS MANAGED

10 Board of Directors
10 Manager
10 Investment Adviser
10 Distributor


12 Fund Distributions and Tax Issues

12 Distributions
12 Tax Issues

14 HOW TO BUY AND SELL SHARES OF THE FUND

14 How to Buy Shares
17 How to Sell Your Shares

20 Financial Highlights

22 The Prudential Mutual Fund Family

   For More Information (Back Cover)




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Prudential Institutional Liquidity Portfolio, Inc.     (telephone)(800) 521-7466

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Risk/Return Summary
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MONEY MARKET FUNDS
Money market funds--which hold high-quality short-term debt obligations--provide investors with a lower risk, highly liquid investment option. These funds attempt to maintain a net asset value of $1 per share, although there can be no guarantee that they will always be able to do so.

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This section highlights key information about PRUDENTIAL INSTITUTIONAL LIQUIDITY
PORTFOLIO, INC.-INSTITUTIONAL MONEY MARKET SERIES, which we refer to as "the Fund." The Fund offers Class A shares and Class I shares. This prospectus relates only to Class A shares. Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES


Our investment objective is HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY. To achieve this objective we invest at least 80% of the Fund's assets in short-term money market instruments such as obligations issued by the U.S. Government, commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies, and obligations issued by foreign banks, foreign companies or foreign governments. The Fund will invest only in instruments with remaining maturities of thirteen months or less and which are denominated in U.S. dollars. The Fund may invest in longer-term securities that are accompanied by demand features which will shorten the effective maturity of the securities to thirteen months or less. While we make every effort to achieve our objective and maintain a net asset value of $1 per share, we can't guarantee success. To date, the Fund's net asset value has never deviated from $1 per share.


PRINCIPAL RISKS


Although we try to invest wisely, all investments involve risk. Since the Fund invests in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations are generally subject to CREDIT RISK--the risk that the issuer of a particular security may be unable to make principal and interest payments when they are due, and MARKET RISK--the risk that the securities could lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. With respect to the Fund's investments in asset-backed securities, there is a risk of prepayment, which means that if the underlying obligations are paid before they are due, the security may discontinue paying an attractive rate of income.


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                                                                               1

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RISK/RETURN SUMMARY
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     The Fund's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to regulatory requirements comparable to those applicable to U.S. banks and companies. In addition, political developments and changes in currency rates may adversely affect the value of foreign securities. In all cases, however, we invest only in U.S. dollar-denominated securities.

     There is also a risk that we will sell a security for a price that is higher or lower than the value attributed to the security through the amortized cost valuation procedures we follow. Such an event could affect our ability to maintain a net asset value of $1 per share.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the Fund.


EVALUATING PERFORMANCE


A number of factors--including risk--can affect how the Fund performs. The following bar chart shows the Fund's performance for each full calendar year of operation for the last 10 years. The tables below compare the Fund's average annual returns and yield for the periods indicated with those of a group of similar funds. The bar chart and tables demonstrate the risk of investing in the Fund by showing how returns can change. Past performance is not an indication that the Fund will achieve similar results in the future. For current yield information, you can call us at (800) 521-7466.


Annual Returns(1) (Class A shares)
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                       [REPRESENTATION OF CHART GOES HERE]


                        1990                          8.19%
                        1991                          6.23%
                        1992                          3.77%
                        1993                          2.94%
                        1994                          4.01%
                        1995                          5.82%
                        1996                          5.18%
                        1997                          5.50%
                        1998                          5.56%
                        1999                          5.26%


 Best Quarter: 2.00% (2nd quarter of 1990)

                                      Worst Quarter: 0.71% (3rd quarter of 1993)
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(1)  The Fund's returns are after deduction of expenses. The total return of the
     Class A shares from 1-1-00 to 3-31-00 was 1.33%.


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2  Prudential Institutional Liquidity Portfolio, Inc.  (telephone)(800) 521-7466

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  Average Annual Returns(1) (as of 12/31/99)
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                                   1 YEAR         5 YEARS         10 YEARS

Class A shares                      5.26%          5.47%           5.24%
Lipper Average (2)                  4.92%          5.32%           5.15%
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7-Day Yield (1) (as of 3/31/00)
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Class A shares                     5.96%
IBC Average(3)                     5.65%
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(1)  The Fund's returns and yield are after deduction of expenses.


(2) The Lipper Average is based upon the average return of all mutual funds in the Institutional Money Market Funds category.


(3) The IBC Average is based upon the average yield of all mutual funds in the International Business Communications Financial Data all taxable money market fund category.

FEES AND EXPENSES

These tables show the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (paid directly from your investment)
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                                                     CLASS A

 Maximum sales charge (load)                          None
   imposed on purchases (as a
   percentage of offering price)

 Maximum deferred sales charge                        None
   (load) (as a percentage of
   the lower of original
   purchase price or sale
   proceeds)

 Maximum sales charge (load)                          None
   imposed on reinvested
   dividends
   and other distributions

 Redemption fees                                      None

 Exchange fee                                         None


 COMMAND Program annual fee(1)                      $125(2)

 BusinessEdge Program annual fee(1)                 $185(2)


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                                                                              3



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RISK/RETURN SUMMARY
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Annual Fund Operating Expenses (deducted from Fund assets)
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                                                     CLASS A

Management fees                                       .20%

+ Distribution and service (12b-1) fees               .12%

+ Other  expenses                                     .06%

= TOTAL ANNUAL FUND OPERATING EXPENSES                .38%

- Fee waiver and expense reimbursement(3)             .18%

= NET ANNUAL FUND OPERATING EXPENSES                  .20%

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(1)  COMMAND and BusinessEdge are financial services programs available through
     Prudential Securities Incorporated and/or Pruco Securities Corporation. For more information, you should consult a Prudential Securities Financial Advisor or a Pruco Securities Preferred Agent.

(2) The annual program fee as a percentage of average net assets is .02% and .03% for the COMMAND and BusinessEdge Programs, respectively, and is calculated by dividing $125 (the total fee for the COMMAND Program) or $185 (the total for the BusinessEdge Program), respectively, by the average account size in the Fund. The annual program fee is not prorated for purposes of this calculation to give effect to COMMAND Program or BusinessEdge Program participants who also own shares in or subscribe to various services offered by the respective Programs. A major portion of the annual program fee is not attributable to the Fund, but rather to nonfund services provided by the Program.

(3) For the fiscal year ending March 31, 2001, the Distributor of the Fund has contractually agreed to waive a portion of its fees in the amount of .07% of the average daily net assets of Class A shares, and the Manager has contractually agreed to reimburse the Fund for operating expenses, exclusive of distribution and service (12b-1) fees, in excess of .15% of the average daily net assets of Class A shares.


EXAMPLE


This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


     The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
                                   1 YR       3 YRS        5 YRS       10 Yrs

 Class A shares(1)                 $20         $104         $195        $463
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(1)  The example reflects the agreement of the Distributor to waive a portion of its fee and the agreement of the Manager to reimburse certain operating expenses of Class A shares for the fiscal year ending March 31, 2001. The Manager and the Distributor have not advised the Fund of their respective intention to discontinue the waivers and/or reimbursements for subsequent fiscal years. The 3-year, 5-year and 10-year costs only reflect the 1-year waiver and reimbursement.


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4  Prudential Institutional Liquidity Portfolio, Inc.  (telephone)(800) 521-7466


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How the Fund Invests
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INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY. While we make every effort to achieve our objective, we can't guarantee success.


     The Fund invests in a diversified portfolio of short-term debt obligations which include, but are not limited to, obligations issued by the U.S. Government, its agencies and instrumentalities, as well as commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), obligations issued by foreign banks, foreign companies or foreign governments, and municipal notes.

     The Fund invests in high-quality money market instruments to try to provide investors with current income while maintaining a stable net asset value of $1 per share. We manage the Fund to comply with specific rules designed for money market mutual funds. This means that we manage the Fund's portfolio to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the Investment Company Act). As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose means a security: (i) rated in one of the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (NRSROs) or, if only one NRSRO has rated the security, so rated by that NRSRO; (ii) rated in one of the three highest long-term rating categories by at least two NRSROs or, if only one NRSRO has rated the security, so rated by that NRSRO; or (iii) if unrated, of comparable quality as determined by the Fund's investment adviser. All securities that we purchase will be denominated in U.S. dollars but may be issued by a foreign issuer.

     COMMERCIAL PAPER is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An ASSET-BACKED SECURITY is a loan or note that pays interest based upon the cash flow of a pool of assets, such as mortgages, loans and credit card receivables. CERTIFICATES OF DEPOSIT, TIME DEPOSITS, BANKERS' ACCEPTANCES and BANK NOTES are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give inves-


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                                                                               5


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How the Fund Invests
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tors comfort that the borrowing will be repaid when promised. FUNDING AGREEMENTS are contracts issued by insurance companies that guarantee a return of principal, plus some amount of interest. When purchased by money market funds, funding agreements will typically be short-term and will provide an adjustable rate of interest.


   DEBT OBLIGATIONS in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include DEMAND FEATURES, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that we can purchase longer-term securities because we can demand repayment of the obligation at an agreed-upon price within a relatively short period of time. This procedure follows the rules applicable to money market funds.


     FOREIGN SECURITIES and foreign markets involve additional risk. Laws and accounting standards typically are not as strict in foreign countries as they are in the U.S. Foreign fixed income and currency markets may be less stable than those in U.S. markets. Changes in the exchange rates of foreign currencies can affect the value of foreign assets.

     Any of the money market instruments that the Fund may purchase may be accompanied with the right to resell the instrument prior to the instrument's maturity. In addition, we may separately purchase rights to resell these instruments. These rights are referred to as "PUTS" and are acquired by the Fund to protect against a possible decline in the market value of the securities to which the puts relate in the event of interest rate fluctuations, to shorten the effective maturity of the security and to provide the Fund with liquidity to meet share-holder redemption requests.


     The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing the operation of money market funds.


     Our investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors of the Fund can change investment policies that are not fundamental.

     For more information, see "Investment Risks" below and the Statement of Additional Information, "Description of the Fund, its Investments and Risks." The Statement of Additional Information--which we refer to as the SAI--con-


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6  Prudential Institutional Liquidity Portfolio, Inc.  (telephone)(800) 521-7466



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How the Fund Invests
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tains additional information about the Fund. To obtain a copy, see the back cover of this prospectus.

OTHER INVESTMENTS AND STRATEGIES

     While the Fund invests principally in the securities described above, it may invest in other securities or use certain investment strategies to increase returns or protect its assets, if market conditions warrant.

     The Fund intends to participate in one or more JOINT TRADING ACCOUNTS whereby the Fund, along with other investment companies managed by Prudential Investments Fund Management LLC, will jointly engage in repurchase agreements and, subject to the issuance of an order by the Securities and Exchange Commission, jointly purchase money market instruments. The ability of the Fund to participate in these joint trading accounts will be conditioned upon requirements imposed by such order, which may be amended from time to time.


     The Fund may also invest in other DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT and government-related entities. Some of these debt securities are backed by the full faith and credit of the U.S. Government, like obligations of the Government National Mortgage Association (GNMA or "Ginnie Mae"). Debt securities issued by other government entities, like obligations of the Federal National Mortgage Association (FNMA or "Fannie Mae") and the Student Loan Marketing Association (SLMA or "Sallie Mae"), are not backed by the full faith and credit of the U.S. Government. However, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. The debt securities of other issuers, like the Farm Credit System, depend entirely upon their own resources to repay their debt.

     The Fund may also use REPURCHASE AGREEMENTS, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. These transactions constitute short-term cash loans by the Fund to financial institutions. This creates a fixed return for the Fund.


     The Fund may use REVERSE REPURCHASE AGREEMENTS, where we borrow money on a temporary basis by selling a security with an obligation to repurchase it at an agreed-upon price and time. The Fund's use of reverse repurchase agreements is limited to 15% of the value of its total assets.


     The Fund may also purchase money market obligations on a "WHEN-ISSUED" or "DELAYED-DELIVERY" basis. When the Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery

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                                                                               7


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How the Fund Invests
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of and payment for the obligations take place at a later time. The Fund does not earn interest income until the date the obligations are delivered.


     The Fund may purchase FLOATING RATE and VARIABLE RATE securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return the Fund will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Fund.


     The Fund also follows certain policies when it BORROWS MONEY (the Fund may borrow up to 15% of the value of its net assets); lends its securities to others (the Fund may lend up to 15% of its total assets, including collateral received in the transaction); and HOLDS ILLIQUID SECURITIES (the Fund may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market, privately placed commercial paper and repurchase agreements with maturities longer than seven days). The Fund is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.


RATING OF FUND SHARES


     Duff & Phelps Credit Rating Co. or its successors (DCR) has given the Fund an AAA rating. According to DCR, the AAA rating means the Fund's ability to meet redemption requests in a timely manner for $1.00 per share is strong. This rating is based on the Fund's risk management procedures, internal control systems, limitations on market risk and experienced management team.


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8  Prudential Institutional Liquidity Portfolio, Inc.  (telephone)(800) 521-7466


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How the Fund Invests
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INVESTMENT RISKS


As noted, all investments involve risk, and investing in the Fund is no exception. This chart outlines the key risks and potential rewards of the principal strategies and certain other investments of the Fund. See, too, "Description of the Fund, its Investments and Risks" in the SAI.



Investment Type
% of Fund's Total Assets        Risks                     Potential Rewards
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HIGH-QUALITY MONEY            o Credit risk--the        o A source of
MARKET OBLIGATIONS              risk that default of      regular interest
                                an issuer would           income
                                leave the Fund with
                                unpaid interest or      o May be more secure
                                principal                 than stock and other
Up to 100%                                                equity securities
                              o Market risk--the          since companies must
                                risk that bonds and       pay their debts
                                other debt                before they pay
                                instruments may lose      dividends
                                value because
                                interest rates
                                change or there is a
                                lack of confidence
                                in a group of
                                borrowers or in an
                                industry

MONEY MARKET                  o Foreign markets,        o Investors may
OBLIGATIONS OF                  economies and             realize higher
FOREIGN ISSUERS (U.S.           political systems         returns based upon
DOLLAR-DENOMINATED)             may not be as stable      higher interest
                                as those in the U.S.      rates paid on
                                                          foreign investments

Up to 100%
                              o Differences in          o Increased
                                foreign laws,             diversification by
                                accounting                expanding the
                                standards, public         allowable choices of
                                information and           high- quality debt
                                custody and               securities
                                settlement practices


ILLIQUID SECURITIES           o May be difficult        o May offer a more
                                to value precisely        attractive yield
Up to 10% of net assets                                   than more widely
                              o May be difficult to       traded securities
                                sell at the time or
                                price desired

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                                                                              9


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How the Fund is Managed
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BOARD OF DIRECTORS


The Fund's Board of Directors oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies. The Board also oversees the Fund's officers, who conduct and supervise the daily business operations of the Fund.


MANAGER
PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NEW JERSEY 07102-4077


     Under a management agreement with the Fund, PIFM manages the Fund's investment operations and administers its business affairs. For the fiscal year ended March 31, 2000, the Fund paid PIFM management fees, net of waiver, of .15% of the Fund's average net assets.

     As of March 31, 2000, PIFM served as the Manager to all 45 of the Prudential Mutual Funds, and as Manager or administrator to 22 closed-end investment companies, with aggregate assets of approximately $78 billion.


INVESTMENT ADVISER


The Prudential Investment Corporation, called Prudential Investments, is the Fund's investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Prudential Plaza, 751 Broad Street, Newark, NJ 07102. PIFM has responsibility for all investment advisory services, supervises Prudential Investments and pays Prudential Investments for its services.


     Prudential Investments Fixed Income Group is organized into teams that specialize by sector. The Fixed Income Investment Policy Committee, which is comprised of senior investment staff from each sector team, provides guidance to the teams regarding duration risk, asset allocations and general risk parameters. Portfolio managers contribute bottom up security selection within those guidelines.

DISTRIBUTOR


Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. The Fund has a Distribution and Service Plan (the Plan) under Rule 12b-1 of the Investment


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10  Prudential Institutional Liquidity Portfolio, Inc. (telephone)(800) 521-7466


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How the Fund is Managed
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Company Act with respect to Class A shares. Under the Plan and the Distribution
Agreement, PIMS pays the expenses of distributing the Fund's Class A shares and provides certain shareholder support services. The Fund pays distribution and other fees from the assets of Class A shares to PIMS as reimbursement to PIMS for its services. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" table. Because these fees are paid from the Fund's assets on a continuous basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. PIMS does not receive compensation from the Fund for distributing the Fund's Class I shares.

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                                                                              11

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Fund Distributions and Tax Issues
--------------------------------------------------------------------------------


Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund distributes DIVIDENDS of ordinary income and any realized net CAPITAL GAINS to shareholders. These distributions are subject to taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA), or some other qualified or tax-deferred plan or account.


     The following briefly discusses some of the important tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS

The Fund distributes DIVIDENDS of any net investment income to shareholders every month. The dividends you receive from the Fund will be taxed as ORDINARY INCOME, whether or not they are reinvested in the Fund.

     Although the Fund is not likely to realize capital gains because of the types of securities we purchase, any realized net CAPITAL GAINS will be paid to shareholders (typically once a year). Capital gains are generated when the Fund sells assets for a profit.


     For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. If you ask us to pay the distributions in cash, we will wire the distribution to your bank account instead of purchasing more shares of the Fund. Either way, the distributions are subject to taxes, unless your shares are held in a qualified or tax-deferred plan or account. For more information about automatic reinvestment and other shareholder services, see "How to Buy, Sell and Exchange Shares of the Fund--How To Buy Shares" at Step 4: Additional Shareholder Services.


TAX ISSUES
FORM 1099


Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year. If you own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you take any distributions from your qualified or tax-deferred plan or account.


     Fund distributions are generally taxable in the year they are received, except where we declare certain dividends in December of a calendar year but actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year.

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12  Prudential Institutional Liquidity Portfolio, Inc. telephone)(800) 521-7466

[LOGO] PRUDENTIAL                             PRUDENTIAL INSTITUTIONAL LIQUIDITY
                                                                 PORTFOLIO, INC.
                                                         NEW ACCOUNT APPLICATION
PRUDENTIAL MUTUAL FUND SERVICES LLC
Attn: Institutional Service Division
PO Box 15030
New Brunswick, NJ 08906
                                                    Contact us at (800) 521-7466
                                                   (8:00 a.m.-5:00 p.m. New York
PLEASE PRINT USING BLUE OR BLACK INK.            time) or by fax (732) 482-2666.


====================================================================================================================================
   INSTRUCTIONS          Use this Application to establish an account in Prudential Institutional Liquidity Portfolio, Inc. Please
                         complete all relevant information. Missing information could result in delays in processing your
                         Application. Refer to the prospectus for investment minimums and other important information about your account.

====================================================================================================================================

1  FUND                  PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC. (PILP) - Institutional Money Market Series
   SELECTION             (Fund #52, PIMMS)(Fund#597, PIMMI)

                         Account Number (to be assigned by the Fund)

                         ------------------------------------------------

                         |__| Class A Shares ($100,000 minimum initial       |__| Class I Shares ($5 million minimum initial
                              investment)                                         investment)

====================================================================================================================================

2  ACCOUNT               Print account ownership information exactly as it should appear on your account statement.
   REGISTRATION
                         Name of Account Line 1

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                         Name of Account Line 2

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                         Street

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                         City                                                  State       ZIP Code

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|     |__|__|     |__|__|__|__|__| - |__|__|__|__|

                         Telephone Number                                      Tax ID Number (Soc, Sec. or EIN)

                        (|__|__|__|) |__|__|__| - |__|__|__|__|                |__|__|__|__|__|__|__|__|__|__|__|

====================================================================================================================================

3  DUPLICATE             Please send a duplicate confirmation to the following:
   CONFIRMATION
                         Name of Firm

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                         Attention

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                         Address

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                         City                                                  State       ZIP Code

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|     |__|__|     |__|__|__|__|__| - |__|__|__|__|

====================================================================================================================================

4  YOUR                  This section to be completed by your Prudential professional, if applicable.
   PRUDENTIAL
   PROFESSIONAL          Name

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                         Telephone Number                          Prudential Securities      FA
                                                                   Branch Ledger              Number

                        (|__|__|__|) |__|__|__| - |__|__|__|__|    |__|__|__|                 |__|__|

====================================================================================================================================


                                                         DEFKA70                                               [BAR CODE]


MF137F Ed. 6/2000



====================================================================================================================================
5  AUTHORI-              Check box if applicable:  |__| We authorize the following Prudential professional to act as our agent with
   ZATION                                               respect to this account:

                         Representative Name

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                         X
                         ----------------------------------------------------------------------------------------------------
                         Shareholder's Signature

====================================================================================================================================

6  DIVIDEND              If no box is checked, dividends will be automatically reinvested.            |__| Pay dividends in cash
   DISTRIBUTION
   OPTION                |__| Reinvest dividends        |__| Pay via Wire (wire takes 2 to 3 business days after dividend is paid).
                              in additional shares           You must complete the Wire Instructions in Section 7. If dividend distribution instructions are different from Expedited Redemption instructions, please provide separately.

====================================================================================================================================

7  EXPEDITED             All redemption proceeds will be sent to either the bank or the Prudential Securities account listed below
   REDEMPTIONS           (not both). PILP's records of these instructions are binding on all parties and neither PILP nor Prudential
                         Mutual Fund Services LLC will be liable for any loss, expense or cost arising out of such transactions. All revisions to these instructions must be signature guaranteed.

                         |__| COMMERCIAL BANK

                            Account Name

                            |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                            Bank Name

                            |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                            Address

                            |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                            City                                                State      ZIP Code

                            |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|   |__|__|    |__|__|__|__|__| - |__|__|__|__|

                            Account Number                                      Bank Routing Number

                            -------------------------------------------------------------------------------------------------

                         |__| PRUDENTIAL SECURITIES ACCOUNT

                              Account Name:  Prudential Securities          Bank Name:         Chase Manhattan Bank
                              Account No.:   066296390                      Bank Routing No.:  021-0000-21

                            FOR FURTHER CREDIT TO:

                            Account Name

                            |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                            Account Number

                            |__|__|__| - |__|__|__|__|__|__| - |__| - |__|__|

====================================================================================================================================

8  REQUIRED              The undersigned represent and warrant that they have full right, power and authority to make the investment
   SIGNATURE(S)          applied for pursuant to this Application. If the persons signing are doing so on behalf of a beneficial owner, they represent and warrant that they are duly authorized to sign this Application and to purchase or redeem shares of the Fund on behalf of the beneficial owner. Additional authorized signatories can be provided on an attachment with signature, name and title. The undersigned hereby affirm receipt of a current Fund prospectus and certify under penalty of perjury that: (1) the number shown above is the correct taxpayer identification number, and (2) there has been no notification that this account is subject to backup withholding.

                         |__| Please check here if there has been notification of backup withholding.

                         X                                                                            |     |     |           |
                         ------------------------------------------------------------------------     |__|__|__|__|__|__|__|__|
                         Signature                         Corporate Officer/Title (if applicable)    Date (month, day, year)

                         X                                                                            |     |     |           |
                         ------------------------------------------------------------------------     |__|__|__|__|__|__|__|__|
                         Signature                         Corporate Officer/Title (if applicable)    Date (month, day, year)

====================================================================================================================================

PLEASE NOTE:             MAIL TO:   Prudential Mutual Fund Services LLC         BY WIRE:  State Street Bank, ABA Routing
FINANCIAL                           Attn: Institutional Service Division                  Number: 0110-0002-8
TRANSACTIONS ARE                    PO Box 15030                                          Attention: PRU 8600 GRP
ACCEPTED UNTIL                      New Brunswick, NJ 08906                               Re: PILP
4:00 P.M. (NEW                                                                            Name of Fund: Institutional Money Market
YORK TIME)               OVERNIGHT: Prudential Mutual Fund Services LLC                                 Series
                                    Attn: PILP Unit, 3rd floor                            DDA Number: 99034100
                                    194 Wood Avenue South
                                    Iselin, NJ 08830                                      Account Registration
                                                                                                              ----------------------
MF137F Ed. 6/2000                                                                         Account Number
                                                                                                        ----------------------------
====================================================================================================================================


WITHHOLDING TAXES

If federal law requires you to provide the Fund with your tax identification number and certifications as to your tax status, and if you fail to do so, or if you are otherwise subject to back-up withholding, we will withhold and pay to the U.S. Treasury 31% of your distributions. Dividends of net investment income and short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.


--------------------------------------------------------------------------------
                                                                              13

How to Buy and Sell
--------------------------------------------------------------------------------
Shares of the Fund
--------------------------------------------------------------------------------

HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT

If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Fund for you, call Prudential Mutual Fund Services LLC
(PMFS), the Fund's Transfer Agent, at (800) 521-7466 or contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INSTITUTIONAL SERVICE DIVISION
P.O. BOX 15030
NEW BRUNSWICK, NJ 08906

     After you have established an account, all purchases of Class A shares must be made via wire transfer of funds to State Street Bank and Trust Company, Boston, Massachusetts, the Fund's custodian (the Custodian). We have the right to reject any purchase order (including an exchange into the Fund) or suspend or modify the Fund's sale of its shares.


STEP 2: CHOOSE A SHARE CLASS

The Fund offers Class A and Class I shares. Except as noted below, the minimum initial investment for Class A shares is $100,000 and the minimum subsequent investment is $10,000. The minimum initial investment for Class I shares is $5 million and the minimum subsequent investment is $10,000. This prospectus only describes how you can buy and sell Class A shares of the Fund. If you qualify to purchase Class I shares, you should contact PMFS at the telephone number or address above to request a Class I shares Fund prospectus. Class A shareholders of the Fund who qualify to purchase Class I shares will have their Class A shares exchanged for Class I shares on a quarterly basis. For purposes of the minimum initial and subsequent investment requirements, a master account and its subaccounts, as well as related institutional accounts (that is, accounts of shareholders with a common institutional or corporate parent), may be combined.

PURCHASES THROUGH THE COMMAND PROGRAM OR THE BUSINESSEDGE PROGRAM Class A shares of the Fund are available to shareholders who meet the minimum investment requirements and participate in either the corporate COMMAND(sm) Account Program (the COMMAND Program), which is available through Prudential Securities Incorporated (Prudential Securities), or the Prudential BusinessEdge(sm) Account Program (the BusinessEdge Program),

--------------------------------------------------------------------------------
14  Prudential Institutional Liquidity Portfolio, Inc. (telephone)(800) 521-7466

How to Buy and Sell
--------------------------------------------------------------------------------
Shares of the Fund
--------------------------------------------------------------------------------

which is available either through Prudential Securities or Pruco Securities Corporation (Prusec). These programs offer integrated financial services that link together various product components with the ability to invest in shares of the Fund. If you participate in the COMMAND Program or the BusinessEdge Program, your purchase of Class A shares must be made through your Prudential Securities Financial Advisor or your Prusec broker, as applicable.

STEP 3: UNDERSTANDING THE PRICE YOU'LL PAY

When you invest in a mutual fund, you buy shares of the Fund. Shares of a money market mutual fund, like the Fund, are priced differently than shares of common stock and other securities.

     The price you pay for each share of the Fund is based on the share value. The share value of a mutual fund--known as the net asset value or NAV--is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. In determining NAV, the Fund values its securities using the amortized cost method. The Fund seeks to maintain an NAV of $1 per share at all times.

     We determine the NAV of our shares once each business day at 4:00 p.m., New York time, on days that the New York Stock Exchange is open for trading. We do not determine NAV on days when we have not received any orders to purchase, sell, or exchange or when changes in the value of the Fund's portfolio do not affect the NAV.

     If your purchase order for Class A shares is received by PMFS by calling
(800) 521-7466 before 4:00 p.m., New York time, and federal funds are received by the Custodian by wire transfer on the same business day, your purchase order becomes effective as of 4:00 p.m., New York time, and the shares you purchase are entitled to dividend income earned on that day. Telephone calls to PMFS will be recorded. In order to make investments that will generate income immediately, the Fund must have federal funds available to it. Therefore, you are urged to wire funds to the Custodian via the Federal Reserve Wire System as early in the day as possible.

     If you participate in the COMMAND Program or the BusinessEdge Program, you must submit your purchase order to your Prudential Securities Financial Advisor or Prusec broker, as applicable, by 2:00 p.m., New York time. The Prudential Securities Financial Advisor or Prusec broker will submit your order to the Fund for Class A shares and will arrange for the transfer of federal funds from your Program account to the Custodian. If your purchase



--------------------------------------------------------------------------------
                                                                              15

How to Buy and Sell
--------------------------------------------------------------------------------
Shares of the Fund
--------------------------------------------------------------------------------


order is received by 2:00 p.m., New York time, the shares you purchase are entitled to dividend income earned on that day.


STEP 4: ADDITIONAL SHAREHOLDER SERVICES

As a Fund shareholder, you can take advantage of the following services and privileges:

Automatic Reinvestment. As we explained in the "Fund Distributions and Tax Issues" section, the Fund pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV. If you want your distributions paid in cash (via wire transfer to your bank account), you can indicate this preference on your application or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INSTITUTIONAL SERVICE DIVISION
P.O. BOX 15030
NEW BRUNSWICK, NJ 08906


Reports to Shareholders. Every year, we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise.

Subaccounting and Special Services. Special processing can be arranged with PMFS for corporations, banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An institution that wishes to use PMFS's subaccounting facilities or other special services for individual or multiple accounts will be required to enter into a separate agreement with PMFS. Charges for these services, if any, will be determined on the basis of the level of services provided. Subaccounts can be opened at the time of an initial investment or at a later date.

--------------------------------------------------------------------------------
16  Prudential Institutional Liquidity Portfolio, Inc. (telephone)(800) 521-7466

How to Buy and Sell
--------------------------------------------------------------------------------
Shares of the Fund
--------------------------------------------------------------------------------

HOW TO SELL YOUR SHARES

You can sell your shares of the Fund at any time, subject to certain restrictions.

     When you sell shares of the Fund--also known as redeeming shares-- the price you will receive will be the NAV next determined after the Transfer Agent receives your order to sell. Redemption requests may be made by telephone by calling PMFS at (800) 521-7466. When you call, you will be asked to provide your name (as an authorized person on the account), account number and personal identification number. Neither PMFS nor the Fund will be responsible for further verification of the authenticity of instructions received by telephone.


     During periods of severe market or economic conditions, telephone redemption may be difficult. In such case, you should consider sending your redemption request to PMFS by telecopy at telecopier number (732) 482-2666.


     All redemptions are paid by wire transfer of the proceeds to the U.S. commercial bank account or the Prudential Securities account designated on your account application.


     For Class A shares to be redeemed and the proceeds sent by wire transfer on the same day, telephone instructions or your written redemption request must be received by PMFS before 4:00 p.m., New York time. Although we will wire redemption proceeds on the same day as a request received before 4:00 p.m., New York time, you should be aware that federal wire restrictions and individual bank hours of operation may restrict your access to the redemption proceeds until the following business day. Class A shares redeemed before 4:00 p.m., New York time, are not entitled to income dividends declared on the day of the redemption.

     If you participate in the COMMAND Program or the BusinessEdge Program, you must submit your redemption request to your Prudential Securities Financial Advisor or Prusec broker, as applicable, by 2:00 p.m., New York time, in order to have the request processed on the same day.


RESTRICTIONS ON SALES

There are certain times when you may not be able to sell shares of the Fund or when we may delay paying you the proceeds from a sale. This may happen during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase and Redemption of Fund Shares."

--------------------------------------------------------------------------------
                                                                              17

How to Buy and Sell
--------------------------------------------------------------------------------
Shares of the Fund
--------------------------------------------------------------------------------


     If you are selling more than $100,000 of shares and you want the redemption proceeds wired to an institution that is not in our records, or you are a business or trust, and if you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order signature guaranteed by an "eligible guarantor institution. "An "eligible guarantor institution" includes any bank, broker-dealer or credit union. For more information, see the SAI, "Purchase and Redemption of Fund Shares."


     In addition, we may withhold wiring redemption proceeds if the Fund's investment adviser determines that the Fund could be adversely affected by making immediate payment, and we may take up to seven days to wire redemption proceeds.

REDEMPTION IN KIND

If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

INVOLUNTARY REDEMPTION

If you make a sale that reduces your account value to less than $100,000, we may sell the rest of your shares and close your account. We would do this to minimize the Fund's expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action.

AUTOMATIC REDEMPTION FOR THE COMMAND PROGRAM OR
THE BUSINESSEDGE PROGRAM

If you participate in the COMMAND Program or the BusinessEdge Program, your Fund shares will be automatically redeemed to cover any deficit in your account. The amount of the redemption will be the nearest dollar amount necessary to cover the deficit.

     The amount of the redemption will be the lesser of the total value of Fund shares held in your account or the deficit in your account. A deficit in your COMMAND Program account or BusinessEdge Program account may result from activity arising under the Program, such as debit balances incurred by the use of the Visa(R) Gold Debit Card Account (for the COMMAND Program) or the BusinessEdge Visa(R) Debit Card Account (for the BusinessEdge Program),

--------------------------------------------------------------------------------
18  Prudential Institutional Liquidity Portfolio, Inc. (telephone)(800) 521-7466

How to Buy and Sell
--------------------------------------------------------------------------------
Shares of the Fund
--------------------------------------------------------------------------------

as well as ATM transactions, cash advances and Program account checks. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Fund to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities or Prusec, as applicable, which has advanced monies to satisfy deficits in your account.

     Redemptions are automatically made, to the nearest dollar, on each day to satisfy account deficits or to honor your redemption requests.

MANUAL REDEMPTION FOR THE COMMAND PROGRAM OR THE BUSINESSEDGE PROGRAM.

If you participate in the COMMAND Program or the BusinessEdge Program, you may redeem your Fund shares by submitting a written request to your Prudential Securities Financial Advisor or Prusec broker, as applicable. You should not send a manual redemption request to the Fund. If you do, we will forward the request to Prudential Securities or Prusec, as appropriate, which could delay your requested redemption.

     The proceeds from a manual redemption will immediately become a free cash balance in your Program account and will be automatically invested in the money market mutual fund that you selected as the "Primary Fund" for cash sweeps in your account. Both the COMMAND Program and the BusinessEdge Program require that your written redemption request be signed by all persons in whose name Fund shares are registered, exactly as they appear on your Program account client statement. In certain situations, additional documents such as trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority may be required.

     Under the COMMAND Program, Prudential Securities has the right to terminate your Program account at any time for any reason. Likewise, under the BusinessEdge Program, Prudential Securities or Prusec, as applicable, has the right to terminate your Program account at any time for any reason. If a Program account is terminated, all shares of the Fund held in the account will be redeemed.

--------------------------------------------------------------------------------
                                                                              19

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

The financial highlights below are intended to help you evaluate the financial performance of Class A shares of the Fund. The total return in the chart represents the rate that a shareholder earned on an investment in the Fund, assuming reinvestment of all dividends and other distributions. The information is for Class A shares of the Fund for the periods indicated.

     Review this chart with the financial statements which appear in the SAI. Additional performance information is contained in the annual report, which you can receive at no charge, as described on the back cover of this prospectus.

     The financial highlights for the four fiscal years ended March 31, 2000 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the year ended March 31, 1996 were audited by other independent auditors. Their report was unqualified.


Class A Shares (fiscal years ended 3-31)
Per Share Operating Performance       2000      1999     1998    1997    1996
--------------------------------------------------------------------------------


NET ASSET VALUE, BEGINNING OF YEAR   $1.00    $1.00    $1.00    $1.00   $1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
  and net realized  gains            .053(2)   .053(2) .055(2)   .050    .056
Dividends and distributions
  to shareholders                    (.053)    (.053)  (.055)   (.050)  (.056)
Net asset value, end of year         $1.00     $1.00   $1.00    $1.00   $1.00
TOTAL RETURN(1)                       5.40%     5.39%   5.63%    5.16%   5.72%
--------------------------------------------------------------------------------

Ratios/Supplemental Data        2000        1999          1998         1997         1996
-------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000) $371,866    $361,167     $140,813      $478,045     $440,842
AVERAGE NET ASSETS:(000)      $366,127    $247,471     $217,881      $449,393     $519,946
RATIOS TO AVERAGE NET ASSETS:
Net investment income             5.27%(2)    5.20%(2)     5.42%(2)      5.03%        5.56%
Expenses, including
  distribution fee                 .20%(2)     .20%(2)      .29%(2)       .46%         .43%
Expenses, excluding
  distribution fee                 .15%(3)     .15%(3)      .21%(3)       .34%         .31%
-------------------------------------------------------------------------------------------


(1) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

(2)  Net of management and distribution fee waiver/expense subsidy.

(3)  Net of management fee waiver/expense subsidy.

--------------------------------------------------------------------------------
20  Prudential Institutional Liquidity Portfolio, Inc. (telephone)(800) 521-7466

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                                     NOTES
















--------------------------------------------------------------------------------
                                                                              21

--------------------------------------------------------------------------------
The Prudential Mutual Fund Family
--------------------------------------------------------------------------------


Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Read the applicable prospectus carefully before you invest or send money.


Stock Funds

PRUDENTIAL EMERGING GROWTH FUND, INC.

PRUDENTIAL EQUITY FUND, INC.
PRUDENTIAL EQUITY INCOME FUND
PRUDENTIAL INDEX SERIES FUND
  Prudential Small-Cap Index Fund
  Prudential Stock Index Fund
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  Prudential Jennison Growth Fund
  Prudential Jennison Growth
    & Income Fund
PRUDENTIAL MID-CAP VALUE FUND
PRUDENTIAL REAL ESTATE SECURITIES FUND

PRUDENTIAL SECTOR FUNDS, INC.
  Prudential Financial Services Fund
  Prudential HealthServices Fund
  Prudential Technology Fund
  Prudential Utility Fund

PRUDENTIAL SMALL-CAP QUANTUM FUND, INC.
PRUDENTIAL SMALL COMPANY VALUE
  FUND, INC.

PRUDENTIAL TAX-MANAGED FUNDS

  Prudential Tax-Managed Equity Fund

PRUDENTIAL 20/20 FOCUS FUND

NICHOLAS-APPLEGATE FUND, INC.

  Nicholas-Applegate Growth Equity Fund

TARGET FUNDS
  Large Capitalization Growth Fund
  Large Capitalization Value Fund
  Small Capitalization Growth Fund
  Small Capitalization Value Fund

ASSET ALLOCATION/BALANCED FUNDS
PRUDENTIAL BALANCED FUND
PRUDENTIAL DIVERSIFIED FUNDS
  Conservative Growth Fund
  Moderate Growth Fund
  High Growth Fund
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  Prudential Active Balanced Fund

GLOBAL FUNDS
GLOBAL STOCK FUNDS
PRUDENTIAL DEVELOPING MARKETS FUND
  Prudential Developing Markets
    Equity Fund
  Prudential Latin America Equity Fund
PRUDENTIAL EUROPE GROWTH FUND, INC.
PRUDENTIAL GLOBAL GENESIS FUND, INC.
PRUDENTIAL INDEX SERIES FUND
  Prudential Europe Index Fund
  Prudential Pacific Index Fund
PRUDENTIAL NATURAL RESOURCES
  FUND, INC.
PRUDENTIAL PACIFIC GROWTH FUND, INC.
PRUDENTIAL WORLD FUND, INC.

  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison International Growth Fund

GLOBAL UTILITY FUND, INC.
TARGET FUNDS
  International Equity Fund

GLOBAL BOND FUNDS
PRUDENTIAL GLOBAL TOTAL RETURN
  FUND, INC.

PRUDENTIAL INTERNATIONAL BOND
FUND, INC.

--------------------------------------------------------------------------------
22  Prudential Institutional Liquidity Portfolio, Inc. (telephone)(800) 521-7466

--------------------------------------------------------------------------------
The Prudential Mutual Fund Family
--------------------------------------------------------------------------------

BOND FUNDS
TAXABLE BOND FUNDS
PRUDENTIAL DIVERSIFIED BOND FUND, INC.
PRUDENTIAL GOVERNMENT INCOME FUND, INC.
PRUDENTIAL GOVERNMENT SECURITIES TRUST
  Short-Intermediate Term Series
PRUDENTIAL HIGH YIELD FUND, INC.
PRUDENTIAL HIGH YIELD TOTAL RETURN
  FUND, INC.
PRUDENTIAL INDEX SERIES FUND
  Prudential Bond Market Index Fund
PRUDENTIAL STRUCTURED MATURITY FUND, INC.
  Income Portfolio

TARGET FUNDS
  Total Return Bond Fund

PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  California Series
  California Income Series
PRUDENTIAL MUNICIPAL BOND FUND
  High Income Series
  Insured Series
PRUDENTIAL MUNICIPAL SERIES FUND
  Florida Series
  Massachusetts Series
  New Jersey Series
  New York Series
  North Carolina Series
  Ohio Series
  Pennsylvania Series
PRUDENTIAL NATIONAL MUNICIPALS
  FUND, INC.

MONEY MARKET FUNDS
TAXABLE MONEY MARKET FUNDS
CASH ACCUMULATION TRUST
  Liquid Assets Fund
  National Money Market Fund
PRUDENTIAL GOVERNMENT SECURITIES TRUST
  Money Market Series
  U.S. Treasury Money Market Series
PRUDENTIAL SPECIAL MONEY MARKET
  FUND, INC.
  Money Market Series
PRUDENTIAL MONEYMART ASSETS, INC.

TAX-FREE MONEY MARKET FUNDS
PRUDENTIAL TAX-FREE MONEY FUND, INC.
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  California Money Market Series
PRUDENTIAL MUNICIPAL SERIES FUND
  Connecticut Money Market Series
  Massachusetts Money Market Series
  New Jersey Money Market Series
  New York Money Market Series

COMMAND FUNDS
COMMAND MONEY FUND
COMMAND GOVERNMENT FUND
COMMAND TAX-FREE FUND

INSTITUTIONAL MONEY MARKET FUNDS
PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
  Institutional Money Market Series


--------------------------------------------------------------------------------
                                                                              23

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                                     NOTES











--------------------------------------------------------------------------------
24  Prudential Institutional Liquidity Portfolio, Inc. (telephone)(800) 521-7466

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                                     NOTES




















--------------------------------------------------------------------------------
                                                                              25

FOR MORE INFORMATION


Please read this prospectus before you
invest in the Fund and keep it for future reference. For information or shareholder questions contact

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INSTITUTIONAL SERVICE DIVISION
P.O. BOX 15030
NEW BRUNSWICK, NJ 08906
(800) 521-7466
(732) 482-7555 (Calling from outside the U.S.)


Outside Brokers should contact

PRUDENTIAL INVESTMENT MANAGEMENT
SERVICES LLC
P.O. BOX 15035
NEW BRUNSWICK, NJ 08906
(800) 778-8769


Visit Prudential's website at
http://www.prudential.com


Additional information about the Fund can be obtained without charge and can be found in the following documents
STATEMENT OF ADDITIONAL INFORMATION (SAI)
(incorporated by reference into this
prospectus)
ANNUAL REPORT
SEMI-ANNUAL REPORT


MF137A





You can also obtain copies of Fund
documents from the Securities and
Exchange Commission as follows
BY MAIL
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102
BY ELECTRONIC REQUEST
publicinfo@sec.gov
(The SEC charges a fee to copy
documents.)
IN PERSON
PUblic Reference Room in Washington, DC
(For hours of operation, call
1-(202) 942-8090
VIA THE INTERNET
on the EDGAR database at
http://www.sec.gov


CUSIP Numbers                                    NASDAQ Symbol
Class A Shares--744350-10-9                      PIMXX

Investment Company Act File No. 811-5336

                                                       PROSPECTUS MAY 31, 2000


PRUDENTIAL
INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
INSTITUTIONAL MONEY MARKET SERIES
(CLASS I SHARES)

FUND TYPE Money market

OBJECTIVE High current income consistent with the preservation to principal and liquidity









BUILD

-------------------------------------------------------------------------------

                                                   ON THE ROCK




As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.


                                              [LOGO]  PRUDENTIAL

--------------------------------------------------------------------------------
TABLE OF CONTENTS

--------------------------------------------------------------------------------

1  Risk/Return Summary

1  Investment Objective and Principal Strategies
1  Principal Risks
2  Evaluating Performance
3  Fees and Expenses

5  How the Fund Invests

5  Investment Objective and Policies

7  Other Investments and Strategies

8  Rating of Fund Shares

9  Investment Risks


10 How the Fund is Managed

10 Board of Directors
10 Manager
10 Investment Adviser
10 Distributor

11 Fund Distributions and Tax Issues

11 Distributions
11 Tax Issues



13 How to Buy and Sell Shares of the Fund

13 How to Buy Shares
15 How to Sell Your Shares


19 Financial Highlights

20 The Prudential Mutual Fund Family

   For More Information (Back Cover)




--------------------------------------------------------------------------------
Prudential Institutional Liquidity                     (Telephone)(800) 521-7466
Portfolio, Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

|---------------------------------------|
|MONEY MARKET FUNDS--which hold         |
|high-quality short-term debt           |
|obligations--provide investors with a  |
|lower risk, highly liquid investment   |
|option. These funds attempt to maintain|
|a net asset value of $1 per share,     |
|although there can be no guarantee that|
|they will always be able to do so.     |
|---------------------------------------|

This section highlights key information about PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.-INSTITUTIONAL MONEY MARKET SERIES, which we refer to as "the Fund." The Fund offers Class A shares and Class I shares. This prospectus relates only to Class I shares. Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY. To achieve this objective we invest at least 80% of the Fund's assets in short-term money market instruments such as obligations issued by the U.S. Government, commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies, and obligations issued by foreign banks, foreign companies or foreign governments. The Fund will invest only in instruments with remaining maturities of thirteen months or less and which are denominated in U.S. dollars. The Fund may invest in longer-term securities that are accompanied by demand features which will shorten the effective maturity of the securities to thirteen months or less. While we make every effort to achieve our objective and maintain a net asset value of $1 per share, we can't guarantee success. To date, the Fund's net asset value has never deviated from $1 per share.

PRINCIPAL RISKS

 Although we try to invest wisely, all investments involve risk. Since the Fund invests in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations are generally subject to CREDIT RISK--the risk that the issuer of a particular security may be unable to make principal and interest payments when they are due, and MARKET RISK--the risk that the securities could lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. With respect to the Fund's investments in asset-backed securities, there is a risk of prepayment, which means that if the underlying obligations are paid before they are due, the security may discontinue paying an attractive rate of income.


--------------------------------------------------------------------------------
                                                                               1

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

     The Fund's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to regulatory requirements comparable to those applicable to U.S. banks and companies. In addition, political developments and changes in currency rates may adversely affect the value of foreign securities. In all cases, however, we invest only in U.S. dollar-denominated securities.

     There is also a risk that we will sell a security for a price that is higher or lower than the value attributed to the security through the amortized cost valuation procedures we follow. Such an event could affect our ability to maintain a net asset value of $1 per share.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the Fund.


EVALUATING PERFORMANCE


A number of factors--including risk--can affect how the Fund performs. The following bar chart shows the Fund's performance for each full calendar year of operation. The tables below compare the Fund's average annual returns and yield for the periods indicated with those of a group of similar funds. The bar chart and tables demonstrate the risk of investing in the Fund by showing how returns can change. Past performance is not an indication that the Fund will achieve similar results in the future. For current yield information, you can call us at
(800) 521-7466.

--------------------------------
ANNUAL RETURNS(1) (CLASS I SHARES)
--------------------------------------------------------------------------------





                                   [GRAPHICS]






 Best Quarter: 1.47%                                 Worst Quarter: 1.23%
 (4th quarter of 1999)                                (2nd quarter of 1999)
--------------------------------------------------------------------------------

(1) The Fund's returns are after deduction of expenses. The total return of the Class I shares from 1-1-00 to 3-31-00 was 1.34%.



--------------------------------------------------------------------------------
2  Prudential Institutional                            (telephone)(800) 521-7466
   Liquidity Portfolio, Inc.

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

------------------------------------------
AVERAGE ANNUAL RETURNS(1) (AS OF 12/31/99)
--------------------------------------------------------------------------------

                            1 YEAR                          SINCE INCEPTION

 Class I shares             5.32%                       5.53% (since 7-9-97)
 Lipper  Average(2)         4.92%                      5.19% (since 6-30-97)

--------------------------------------------------------------------------------

-----------------------------------------
7-DAY YIELD(1) (AS OF 3/31/00)
--------------------------------------------------------------------------------
Class I  shares                   6.01%

IBC Average(3)                    5.65%
--------------------------------------------------------------------------------

1    The Fund's returns and yield are after deduction of expenses.

2 The Lipper Average is based upon the average return of all mutual funds in the Institutional Money Market Funds category.

3 The IBC Average is based upon the average yield of all mutual funds in the International Business Communications Financial Data all taxable money market fund category.


FEES AND EXPENSES

These tables show the fees and expenses that you may pay if you buy and hold shares of the Fund.

-----------------------------------------------------
SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                                      CLASS I


 Maximum sales charge (load)                                            None
   imposed on purchases (as a percentage of offering price)

 Maximum deferred sales charge (load) (as a percentage                  None
   of the lower of original purchase price or sale proceeds)

 Maximum sales charge (load)                                            None
   imposed on reinvested dividends
   and other distributions

 Redemption fees                                                        None

 Exchange fee                                                           None


 COMMAND Program annual fee(1)                                          $125(2)

 BusinessEdge Program annual fee(1)                                     $185(2)


--------------------------------------------------------------------------------
                                                                               3

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------


---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                                       CLASS I

 Management fees                                                        .20%

 + Distribution and service (12b-1) fees                                None

 + Other  expenses                                                      .06%

 = TOTAL ANNUAL FUND OPERATING  EXPENSES                                .26%

 - Fee waiver and expense reimbursement(3)                              .11%

 = NET ANNUAL FUND OPERATING EXPENSES                                   .15%


--------------------------------------------------------------------------------


1 COMMAND and BusinessEdge are financial services programs available through Prudential Securities Incorporated and/or Pruco Securities Corporation. For more information, you should contract a Prudential Securities Financial Advisor or a Pruco Securities Preferred Agent.


2 The annual program fee as a percentage of average net assets is less than .01% for both the COMMAND and BusinessEdge Programs and is calculated by dividing $125 (the total fee for the COMMAND Program) or $185 (the total for the BusinessEdge Program), respectively, by the average account size in the Fund. The annual program fee is not prorated for purposes of this calculation to give effect to COMMAND Program or BusinessEdge Program participants who also own shares in or subscribe to various services offered by the respective Programs. A major portion of the annual program fee is not attributable to the Fund, but rather to nonfund services provided by the Program.

3 For the fiscal year ending March 31, 2001, the Manager of the Fund has contractually agreed to reimburse the Fund for operating expenses in excess of .15% of the average daily net assets of Class I shares.

EXAMPLE


This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


     The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
                            1 YR        3 YRS         5 YRS       10 Yrs
 Class I shares(1)           $15          $73          $135         $320
--------------------------------------------------------------------------------


1 The example reflects the agreement of the Manager to reimburse certain operating expenses of Class I shares for the fiscal year ending March 31, 2001. The Manager has not advised the Fund of its intention to discontinue the waiver and/or reimbursement for subsequent fiscal years. The 3-year, 5-year and 10-year costs only reflect the 1-year waiver and reimbursement.

--------------------------------------------------------------------------------
4  Prudential Institutional                            (telephone)(800) 521-7466
   Liquidity Portfolio, Inc.

--------------------------------------------------------------------------------

HOW THE FUND INVESTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY. While we make every effort to achieve our objective, we can't guarantee success.


   The Fund invests in a diversified portfolio of short-term debt obligations which include, but are not limited to, obligations issued by the U.S. Government, its agencies and instrumentalities, as well as commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), obligations issued by foreign banks, foreign companies or foreign governments, and municipal notes.

   The Fund invests in high-quality money market instruments to try to provide investors with current income while maintaining a stable net asset value of $1 per share. We manage the Fund to comply with specific rules designed for money market mutual funds. This means that we manage the Fund's portfolio to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the Investment Company Act). As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose means a security: (i) rated in one of the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (NRSROs) or, if only one NRSRO has rated the security, so rated by that NRSRO; (ii) rated in one of the three highest long-term rating categories by at least two NRSROs or, if only one NRSRO has rated the security, so rated by that NRSRO; or (iii) if unrated, of comparable quality as determined by the Fund's investment adviser. All securities that we purchase will be denominated in U.S. dollars but may be issued by a foreign issuer.


   COMMERCIAL PAPER is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An ASSET-BACKED SECURITY is a loan or note that pays interest based upon the cash flow of a pool of assets, such as mortgages, loans and credit card receivables. CERTIFICATES OF DEPOSIT, TIME DEPOSITS, BANKERS' ACCEPTANCES and BANK NOTES are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give

--------------------------------------------------------------------------------
                                                                               5

--------------------------------------------------------------------------------

HOW THE FUND INVESTS
--------------------------------------------------------------------------------


investors comfort that the borrowing will be repaid when promised. FUNDING AGREEMENTS are contracts issued by insurance companies that guarantee a return of principal, plus some amount of interest. When purchased by money market funds, funding agreements will typically be short-term and will provide an adjustable rate of interest.

   DEBT OBLIGATIONS in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities that we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include DEMAND FEATURES, which allow us to DEMAND REPAYMENT of a debt obligation before the obligation is due or "matures." This means that we can purchase longer-term securities because we can demand repayment of the obligation at an agreed-upon price within a relatively short period of time. This procedure follows the rules applicable to money market funds.

   FOREIGN SECURITIES and foreign markets involve additional risk. Laws and accounting standards typically are not as strict in foreign countries as they are in the U.S. Foreign fixed income and currency markets may be less stable than those in U.S. markets. Changes in the exchange rates of foreign currencies can affect the value of foreign assets.

   Any of the money market instruments that the Fund may purchase may be accompanied with the right to resell the instrument prior to the instrument's maturity. In addition, we may separately purchase rights to resell these instruments. These rights are referred to as "PUTS" and are acquired by the Fund to protect against a possible decline in the market value of the securities to which the puts relate in the event of interest rate fluctuations, to shorten the effective maturity of the security and to provide the Fund with liquidity to meet shareholder redemption requests.


   The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing the operation of money market funds.


   Our investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors of the Fund can change investment policies that are not fundamental. For more information, see "Investment Risks" below and the Statement of Additional Information, "Description of the Fund, its Investments and Risks." The Statement of Additional Information--which we refer to as the SAI--contains additional


--------------------------------------------------------------------------------
6 Prudential Instituional Liquidity                   (Telephone) (800) 521-7466
  Portfolio, Inc.

--------------------------------------------------------------------------------

HOW THE FUND INVESTS
--------------------------------------------------------------------------------


information about the Fund. For information on how to obtain a copy, see the back cover of this prospectus.

OTHER INVESTMENTS AND STRATEGIES



   While the Fund invests principally in the securities described above, it may invest in other securities or use certain investment strategies to increase returns or protect its assets, if market conditions warrant.

   The Fund intends to participate in one or more JOINT TRADING ACCOUNTS whereby the Fund, along with other investment companies managed by Prudential Investments Fund Management LLC, will jointly engage in repurchase agreements and, subject to the issuance of an order by the Securities and Exchange Commission, jointly purchase money market instruments. The ability of the Fund to participate in these joint trading accounts will be conditioned upon requirements imposed by such order, which may be amended from time to time.


   The Fund may also invest in other DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT and government-related entities. Some of these debt securities are backed by the full faith and credit of the U.S. Government, like obligations of the Government National Mortgage Association (GNMA or "Ginnie Mae"). Debt securities issued by other government entities, like obligations of the Federal National Mortgage Association (FNMA or "Fannie Mae") and the Student Loan Marketing Association (SLMA or "Sallie Mae"), are not backed by the full faith and credit of the U.S. Government. However, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. The debt securities of other issuers, like the Farm Credit System, depend entirely upon their own resources to repay their debt.

   The Fund may also use REPURCHASE AGREEMENTS, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. These transactions constitute short-term cash loans by the Fund to financial institutions. This creates a fixed return for the Fund.


   The Fund may use REVERSE REPURCHASE AGREEMENTS, where we borrow money on a temporary basis by selling a security with an obligation to repurchase it at an agreed-upon price and time. The Fund's use of reverse repurchase agreements is limited to 15% of the value of its total assets.


   The Fund may also purchase money market obligations on a "WHEN-ISSUED" or "DELAYED-DELIVERY" basis. When the Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery

--------------------------------------------------------------------------------
                                                                               7

--------------------------------------------------------------------------------

HOW THE FUND INVESTS
--------------------------------------------------------------------------------

of and payment for the obligations take place at a later time. The Fund does not earn interest income until the date the obligations are delivered.

   The Fund may purchase FLOATING RATE and VARIABLE RATE securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return the Fund will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Fund.


   The Fund also follows certain policies when it BORROWS MONEY (the Fund may borrow up to 15% of the value of its net assets); LENDS ITS SECURITIES to others (the Fund may lend up to 15% of its total assets, including collateral received in the transaction); and HOLDS ILLIQUID SECURITIES (the Fund may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market, privately placed commercial paper and repurchase agreements with maturities longer than seven days). The Fund is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.


RATING OF FUND SHARES


   Duff & Phelps Credit Rating Co. or its successors (DCR) has given the Fund an AAA Rating. According to DCR, the AAA rating means the Fund's ability to meet redemption requests in a timely manner for $1.00 per share is strong. This rating is based on the Fund's risk management procedures, internal control systems, limitations on market risk and experienced management team.


--------------------------------------------------------------------------------
8 Prudential Instituional Liquidity                   (Telephone) (800) 521-7466
  Portfolio, Inc.

--------------------------------------------------------------------------------

HOW THE FUND INVESTS
--------------------------------------------------------------------------------

INVESTMENT RISKS


As noted, all investments involve risk, and investing in the Fund is no exception. This chart outlines the key risks and potential rewards of the principal strategies and certain other investments of the Fund. See, too, "Description of the Fund, its Investments and Risks" in the SAI.


INVESTMENT TYPE
% OF FUND'S TOTAL ASSETS              RISKS                                          POTENTIAL REWARDS
--------------------------------------------------------------------------------------------------------------------

 HIGH-QUALITY MONEY MARKET      o     Credit risk--the risk that              o      A source of regular interest
 OBLIGATIONS                          default of an issuer would leave               income
                                      the Fund with unpaid interest or
 Up to 100%                           principal                               o      May be more secure than
                                                                                     stock and other equity
                                o     Market risk--the risk that bonds and           securities since companies must
                                      other debt instruments may lose                pay their debts before they pay
                                      value because interest rates change            dividends
                                      or there is a lack of confidence in a
                                      group of borrowers or in an industry    o      Investors may realize
                                                                                     higher returns based
 MONEY MARKET OBLIGATIONS OF    o     Foreign markets, economies and                 upon higher interest
 FOREIGN ISSUERS (U.S.                political systems may not be as                rates paid on foreign
 DOLLAR-DENOMINATED)                  stable as those in the U.S.                    investments

 Up to 100%                     o     Differences in foreign                  o      Increased diversification
                                      laws, accounting standards,                    by expanding the allowable
                                      public information and custody                 choices of high- quality debt
                                      and settlement practices                       securities?

ILLIQUID SECURITIES             o     May be difficult to value               o      May offer a more
                                      precisely                                      attractive yield than more
Up to 10% of net assets                                                              widely traded securities
                                o     May be difficult to sell at
                                      the time or price desired

--------------------------------------------------------------------------------------------------------------------
                                                                                                                   9

--------------------------------------------------------------------------------
HOW THE FUND IS MANAGED
--------------------------------------------------------------------------------

BOARD OF DIRECTORS


The Fund's Board of Directors oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies. The Board also oversees the Fund's officers, who conduct and supervise the daily business operations of the Fund.


MANAGER
Prudential Investments Fund Management LLC (PIFM)
Gateway Center Three, 100 Mulberry Street
Newark, New Jersey 07102-4077


     Under a management agreement with the Fund, PIFM manages the Fund's investment operations and administers its business affairs. For the fiscal year ended March 31, 2000, the Fund paid PIFM management fees, net of waiver, of .15% of the Fund's average net assets.

     As of March 31, 2000, PIFM served as the Manager to all 45 of the Prudential Mutual Funds, and as Manager or administrator to 22 closed-end investment companies, with aggregate assets of approximately $78 billion.


INVESTMENT ADVISER


The Prudential Investment Corporation, called Prudential Investments, is the Fund's investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Prudential Plaza, 751 Broad Street, Newark, NJ 07102. PIFM has responsibility for all investment advisory services, supervises Prudential Investments and pays Prudential Investments for its services.

     Prudential Investments Fixed Income Group is organized into teams that specialize by sector. The Fixed Income Investment Policy Committee, which is comprised of senior investment staff from each sector team, provides guidance to the teams regarding duration risk, asset allocations and general risk parameters. Portfolio managers contribute bottom up security selection within those guidelines.


DISTRIBUTOR


Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund.


--------------------------------------------------------------------------------
10 Prudential Institutional Liquidity                 (Telephone) (800) 521-7466
   Portfolio, Inc.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAX ISSUES
--------------------------------------------------------------------------------


Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund distributes DIVIDENDS of ordinary income and any realized net CAPITAL GAINS to shareholders. These distributions are subject to taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA), or some other qualified or tax-deferred plan or account.


   The following briefly discusses some of the important tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS

The Fund distributes DIVIDENDS of any net investment income to shareholders every month. The dividends you receive from the Fund will be taxed as ORDINARY INCOME, whether or not they are reinvested in the Fund.

   Although the Fund is not likely to realize capital gains because of the types of securities we purchase, any realized net CAPITAL GAINS will be paid to shareholders (typically once a year). Capital gains are generated when the Fund sells assets for a profit.


   For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. If you ask us to pay the distributions in cash, we will wire the distribution to your bank account instead of purchasing more shares of the Fund. Either way, the distributions are subject to taxes, unless your shares are held in a qualified or tax-deferred plan or account. For more information about automatic reinvestment and other shareholder services, see "How to Buy, Sell and Exchange Shares of the Fund--How To Buy Shares" at Step 4: Additional Shareholder Services.


TAX ISSUES
Form 1099

Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year. If you own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you take any distributions from your qualified or tax-deferred plan or account.

   Fund distributions are generally taxable in the year they are received, except where we declare certain dividends in December of a calendar year but actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAX ISSUES
--------------------------------------------------------------------------------


WITHHOLDING TAXES

If federal law requires you to provide the Fund with your tax identification number and certifications as to your tax status, and if you fail to do so, or if you are otherwise subject to back-up withholding, we will withhold and pay to the U.S. Treasury 31% of your distributions. Dividends of net investment income and short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.



--------------------------------------------------------------------------------
12 Prudential Institutional Liquidity                  (telephone)(800) 521-7466
   Portfolio, Inc.

[LOGO] PRUDENTIAL                             PRUDENTIAL INSTITUTIONAL LIQUIDITY
                                                                 PORTFOLIO, INC.
                                                         NEW ACCOUNT APPLICATION
PRUDENTIAL MUTUAL FUND SERVICES LLC
Attn: Institutional Service Division
PO Box 15030
New Brunswick, NJ 08906
                                                    Contact us at (800) 521-7466
                                                   (8:00 a.m.-5:00 p.m. New York
PLEASE PRINT USING BLUE OR BLACK INK.            time) or by fax (732) 482-2666.

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

====================================================================================================================================
   INSTRUCTIONS          Use this Application to establish an account in Prudential Institutional Liquidity Portfolio, Inc. Please
                         complete all relevant information. Missing information could result in delays in processing your
                         Application. Refer to the prospectus for investment minimums and other important information about your account.

====================================================================================================================================

1  FUND                  PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC. (PILP) - Institutional Money Market Series
   SELECTION             (Fund #52, PIMMS)(Fund#597, PIMMI)

                         Account Number (to be assigned by the Fund)

                         ------------------------------------------------

                         |__| Class A Shares ($100,000 minimum initial       |__| Class I Shares ($5 million minimum initial
                              investment)                                         investment)

====================================================================================================================================

2  ACCOUNT               Print account ownership information exactly as it should appear on your account statement.
   REGISTRATION
                         Name of Account Line 1

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                         Name of Account Line 2

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                         Street

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                         City                                                  State       ZIP Code

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|     |__|__|     |__|__|__|__|__| - |__|__|__|__|

                         Telephone Number                                      Tax ID Number (Soc, Sec. or EIN)

                        (|__|__|__|) |__|__|__| - |__|__|__|__|                |__|__|__|__|__|__|__|__|__|__|__|

====================================================================================================================================

3  DUPLICATE             Please send a duplicate confirmation to the following:
   CONFIRMATION
                         Name of Firm

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                         Attention

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                         Address

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                         City                                                  State       ZIP Code

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|     |__|__|     |__|__|__|__|__| - |__|__|__|__|

====================================================================================================================================

4  YOUR                  This section to be completed by your Prudential professional, if applicable.
   PRUDENTIAL
   PROFESSIONAL          Name

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                         Telephone Number                          Prudential Securities      FA
                                                                   Branch Ledger              Number

                        (|__|__|__|) |__|__|__| - |__|__|__|__|    |__|__|__|                 |__|__|

====================================================================================================================================


                                                         DEFKA70                                               [BAR CODE]


MF137F Ed. 6/2000

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



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
5  AUTHORI-              Check box if applicable:  |__| We authorize the following Prudential professional to act as our agent with
   ZATION                                               respect to this account:

                         Representative Name

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                         X
                         ----------------------------------------------------------------------------------------------------
                         Shareholder's Signature

====================================================================================================================================

6  DIVIDEND              If no box is checked, dividends will be automatically reinvested.            |__| Pay dividends in cash
   DISTRIBUTION
   OPTION                |__| Reinvest dividends        |__| Pay via Wire (wire takes 2 to 3 business days after dividend is paid).
                              in additional shares           You must complete the Wire Instructions in Section 7. If dividend distribution instructions are different from Expedited Redemption instructions, please provide separately.

====================================================================================================================================

7  EXPEDITED             All redemption proceeds will be sent to either the bank or the Prudential Securities account listed below
   REDEMPTIONS           (not both). PILP's records of these instructions are binding on all parties and neither PILP nor Prudential
                         Mutual Fund Services LLC will be liable for any loss, expense or cost arising out of such transactions. All revisions to these instructions must be signature guaranteed.

                         |__| COMMERCIAL BANK

                            Account Name

                            |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                            Bank Name

                            |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                            Address

                            |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                            City                                                State      ZIP Code

                            |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|   |__|__|    |__|__|__|__|__| - |__|__|__|__|

                            Account Number                                      Bank Routing Number

                            -------------------------------------------------------------------------------------------------

                         |__| PRUDENTIAL SECURITIES ACCOUNT

                              Account Name:  Prudential Securities          Bank Name:         Chase Manhattan Bank
                              Account No.:   066296390                      Bank Routing No.:  021-0000-21

                            FOR FURTHER CREDIT TO:

                            Account Name

                            |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                            Account Number

                            |__|__|__| - |__|__|__|__|__|__| - |__| - |__|__|

====================================================================================================================================

8  REQUIRED              The undersigned represent and warrant that they have full right, power and authority to make the investment
   SIGNATURE(S)          applied for pursuant to this Application. If the persons signing are doing so on behalf of a beneficial owner, they represent and warrant that they are duly authorized to sign this Application and to purchase or redeem shares of the Fund on behalf of the beneficial owner. Additional authorized signatories can be provided on an attachment with signature, name and title. The undersigned hereby affirm receipt of a current Fund prospectus and certify under penalty of perjury that: (1) the number shown above is the correct taxpayer identification number, and (2) there has been no notification that this account is subject to backup withholding.

                         |__| Please check here if there has been notification of backup withholding.

                         X                                                                            |     |     |           |
                         ------------------------------------------------------------------------     |__|__|__|__|__|__|__|__|
                         Signature                         Corporate Officer/Title (if applicable)    Date (month, day, year)

                         X                                                                            |     |     |           |
                         ------------------------------------------------------------------------     |__|__|__|__|__|__|__|__|
                         Signature                         Corporate Officer/Title (if applicable)    Date (month, day, year)

====================================================================================================================================

PLEASE NOTE:             MAIL TO:   Prudential Mutual Fund Services LLC         BY WIRE:  State Street Bank, ABA Routing
FINANCIAL                           Attn: Institutional Service Division                  Number: 0110-0002-8
TRANSACTIONS ARE                    PO Box 15030                                          Attention: PRU 8600 GRP
ACCEPTED UNTIL                      New Brunswick, NJ 08906                               Re: PILP
4:00 P.M. (NEW                                                                            Name of Fund: Institutional Money Market
YORK TIME)               OVERNIGHT: Prudential Mutual Fund Services LLC                                 Series
                                    Attn: PILP Unit, 3rd floor                            DDA Number: 99034100
                                    194 Wood Avenue South
                                    Iselin, NJ 08830                                      Account Registration
                                                                                                              ----------------------
MF137F Ed. 6/2000                                                                         Account Number
                                                                                                        ----------------------------
====================================================================================================================================

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--------------------------------------------------------------------------------
HOW TO BUY AND SELL
--------------------------------------------------------------------------------
SHARES OF THE FUND
--------------------------------------------------------------------------------

HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT


If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Fund for you, call Prudential Mutual Fund Services LLC
(PMFS), the Fund's Transfer Agent, at (800) 521-7466 or contact:

Prudential Mutual Fund Services LLC
Attn: Institutional Service Division
P.O. Box 15030
New Brunswick, NJ 08906

   After you have established an account, all purchases of Class I shares must be made via wire transfer of funds to State Street Bank and Trust Company, Boston, Massachusetts, the Fund's custodian (the Custodian). We have the right to reject any purchase order (including an exchange into the Fund) or suspend or modify the Fund's sale of its shares.

STEP 2: CHOOSE A SHARE CLASS

The Fund offers Class A and Class I shares. Except as noted below, the minimum initial investment for Class I shares is $5 million and the minimum subsequent investment is $10,000. This prospectus only describes how you can buy and sell
Class I shares of the Fund. For purposes of the minimum initial and subsequent investment requirements, a master account and its subaccounts, as well as related institutional accounts (that is, accounts of shareholders with a common institutional or corporate parent), may be combined.


PURCHASES THROUGH THE COMMAND PROGRAM OR THE BUSINESSEDGE PROGRAM


Class I shares of the Fund are available to shareholders who meet the minimum investment requirements and participate in either the corporate COMMAND (sm)
Account Program (the COMMAND Program), which is available through Prudential
Securities Incorporated (Prudential Securities), or the Prudential
BusinessEdge (sm) Account Program (the BusinessEdge Program), which is available either through Prudential Securities or Pruco Securities Corporation (Prusec).
These programs offer intergrated financial services that link together various product components with the ability to invest in shares of the Fund.


--------------------------------------------------------------------------------
                                                                              13



--------------------------------------------------------------------------------
HOW TO BUY AND SELL
--------------------------------------------------------------------------------
SHARES OF THE FUND
--------------------------------------------------------------------------------

     If you participate in the COMMAND Program or the BusinessEdge Program, your purchase of Class I shares must be made through your Prudential Securities Financial Advisor or your Prusec broker, as applicable.

STEP 3: UNDERSTANDING THE PRICE YOU'LL PAY

When you invest in a mutual fund, you buy shares of the Fund. Shares of a money market mutual fund, like the Fund, are priced differently than shares of common stock and other securities.


     The price you pay for each share of the Fund is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. In determining NAV, the Fund values its securities using the amortized cost method. The Fund seeks to maintain an NAV of $1 per share at all times.

     We determine the NAV of our shares once each business day at 4:00 p.m. New York time, on days that the New York Stock Exchange is open for trading. We do not determine NAV on days when we have not received any orders to purchase, sell, or exchange or when changes in the value of the Fund's portfolio do not affect the NAV.

     If your purchase order for Class I shares is received by PMFS by calling
(800) 521-7466 before 4:00 p.m. New York time, and federal funds are received by the Custodian by wire transfer on the same business day, your purchase order becomes effective as of 4:00 p.m., New York time, and the shares you purchase are entitled to dividend income earned on that day. Telephone calls to PMFS will be recorded. In order to make investments that will generate income immediately, the Fund must have federal funds available to it. Therefore, you are urged to wire funds to the Custodian via the Federal Reserve Wire System as early in the day as possible.

     If you participate in the COMMAND Program or the BusinessEdge Program, you must submit your purchase order to your Prudential Securities Financial Advisor or Prusec broker, as applicable, by 2:00 p.m., New York time. The Prudential Securities Financial Advisor or Prusec broker will submit your order to the Fund for Class I shares and will arrange for the transfer of federal funds from your Program account to the Custodian. If your purchase order is received by 2:00 p.m., New York time, the shares you purchase are entitled to dividend income earned on that day.



--------------------------------------------------------------------------------
14 Prudential Institutional Liquidity                 (Telephone) (800) 521-7466
   Portfolio, Inc.

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HOW TO BUY AND SELL
--------------------------------------------------------------------------------
SHARES OF THE FUND
--------------------------------------------------------------------------------

STEP 4: ADDITIONAL SHAREHOLDER SERVICES

As a Fund shareholder, you can take advantage of the following services and privileges:


Automatic Reinvestment. As we explained in the "Fund Distributions and Tax Issues" section, the Fund pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV. If you want your distributions paid in cash (via wire transfer to your bank account), you can indicate this preference on your application or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.

Prudential Mutual Fund Services LLC
Attn: Institutional Service Division
P.O. Box 15030
New Brunswick, NJ 08906


Reports to Shareholders. Every year, we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise.


Subaccounting and Special Services. Special processing can be arranged with PMFS for corporations, banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An institution that wishes to use PMFS's subaccounting facilities or other special services for individual or multiple accounts will be required to enter into a separate agreement with PMFS. Charges for these services, if any, will be determined on the basis of the level of services provided. Subaccounts can be opened at the time of an initial investment or at a later date.


HOW TO SELL YOUR SHARES

You can sell your shares of the Fund at any time, subject to certain restrictions.

     When you sell shares of the Fund--also known as redeeming shares-- the price you will receive will be the NAV next determined after the Transfer

--------------------------------------------------------------------------------
                                                                              15

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HOW TO BUY AND SELL
--------------------------------------------------------------------------------
SHARES OF THE FUND
--------------------------------------------------------------------------------

Agent receives your order to sell. Redemption requests may be made by telephone by calling PMFS at (800) 521-7466. When you call, you will be asked to provide your name (as an authorized person on the account), account number and personal identification number. Neither PMFS nor the Fund will be responsible for further verification of the authenticity of instructions received by telephone.


     During periods of severe market or economic conditions, telephone redemption may be difficult. In such case, you should consider sending your redemption request to PMFS by telecopy at telecopier number (732) 482-2666.


     All redemptions are paid by wire transfer of the proceeds to the U.S. commercial bank account or the Prudential Securities account designated on your account application.


     For Class I shares to be redeemed and the proceeds sent by wire transfer on the same day, telephone instructions or your written redemption request must be received by PMFS before 4:00 p.m., New York time. Although we will wire redemption proceeds on the same day as a request received before 4:00 p.m., New York time, you should be aware that federal wire restrictions and individual bank hours of operation may restrict your access to the redemption proceeds until the following business day. Class I shares redeemed before 4:00 p.m., New York time, are not entitled to income dividends declared on the day of the redemption.


     If you participate in the COMMAND Program or the BusinessEdge Program, you must submit your redemption request to your Prudential Securities Financial Advisor or Prusec broker, as applicable, by 2:00 p.m., New York time, in order to have the request processed on the same day.


RESTRICTIONS ON SALES


There are certain times when you may not be able to sell shares of the Fund or when we may delay paying you the proceeds from a sale. This may happen during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase and Redemption of Fund Shares."


   If you are selling more than $100,000 of shares and you want the redemption proceeds wired to an institution that is not in our records, or you are a business or trust, and if you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order signature guaranteed by an "eligible guarantor institution." An "eligible guarantor institution"


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16 Prudential Institutional Liquidity                 (Telephone) (800) 521-7466
   Portfolio, Inc.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL
--------------------------------------------------------------------------------
SHARES OF THE FUND
--------------------------------------------------------------------------------



includes any bank, broker-dealer or credit union. For more information, see the SAI, "Purchase and Redemption of Fund Shares."

   In addition, we may withhold wiring redemption proceeds if the Fund's investment adviser determines that the Fund could be adversely affected by making immediate payment, and we may take up to seven days to wire redemption proceeds.

REDEMPTION IN KIND


If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.


INVOLUNTARY REDEMPTION

If you make a sale that reduces your account to less than $5 million, we may sell the rest of your shares and close your account. We do this to minimize the Fund's expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action.

AUTOMATIC REDEMPTION FOR THE COMMAND PROGRAM OR
THE BUSINESSEDGE PROGRAM

If you participate in the COMMAND Program or the BusinessEdge Program, your Fund shares will be automatically redeemed to cover any deficit in your account. The amount of the redemption will be the nearest dollar amount necessary to cover the deficit.

     The amount of the redemption will be the lesser of the total value of Fund shares held in your account or the deficit in your account. A deficit in your COMMAND Program account or BusinessEdge Program account may result from activity arising under the Program, such as debit balances incurred by the use of the Visa(R) Gold Debit Card Account (for the COMMAND Program) or the BusinessEdge Visa(R) Debit Card Account (for the BusinessEdge Program), as well as ATM transactions, cash advances and Program account checks. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Fund to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities or Prusec, as applicable, which has advanced monies to satisfy deficits in your account.



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                                                                              17

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HOW TO BUY AND SELL
--------------------------------------------------------------------------------
SHARES OF THE FUND
--------------------------------------------------------------------------------

     Redemptions are automatically made, to the nearest dollar, on each day to satisfy account deficits or to honor your redemption requests.


MANUAL REDEMPTION FOR THE COMMAND PROGRAM OR
THE BUSINESSEDGE PROGRAM

If you participate in the COMMAND Program or the BusinessEdge Program, you may redeem your Fund shares by submitting a written request to your Prudential Securities Financial Advisor or Prusec broker, as applicable. You should not send a manual redemption request to the Fund. If you do, we will forward the request to Prudential Securities or Prusec, as appropriate, which could delay your requested redemption.

     The proceeds from a manual redemption will immediately become a free cash balance in your Program account and will be automatically invested in the money market mutual fund that you selected as the "Primary Fund" for cash sweeps in your account. Both the COMMAND Program and the BusinessEdge Program require that your written redemption request be signed by all persons in whose name Fund shares are registered, exactly as they appear on your Program account client statement. In certain situations, additional documents such as trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority may be required.

     Under the COMMAND Program, Prudential Securities has the right to terminate your Program account at any time for any reason. Likewise, under the BusinessEdge Program, Prudential Securities or Prusec, as applicable, has the right to terminate your Program account at any time for any reason. If a Program account is terminated, all shares of the Fund held in the account will be redeemed.


--------------------------------------------------------------------------------
18 Prudential Institutional Liquidity                 (Telephone) (800) 521-7466
   Portfolio, Inc.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


The financial highlights below are intended to help you evaluate the financial performance of Class I shares of the Fund. The TOTAL RETURN in the chart represents the rate that a shareholder earned on an investment in the Fund, assuming reinvestment of all dividends and other distributions. The information is for Class I shares of the Fund for the periods indicated.

     Review each chart with the financial statements which appear in the SAI. Additional performance information is contained in the annual report, which you can receive at no charge, as described on the back cover of this prospectus.

     The financial highlights for the two fiscal years ended March 31, 2000 and the period from July 9, 1997 through March 31, 1998 were audited by PricewaterhouseCoopers LLP, independent accountants, whose reports were unqualified.

Class I Shares (fiscal years ended 3-31)
---------------------------------------------------------------
 PER SHARE OPERATING
 PERFORMANCE                   2000         1999         1998(1)
---------------------------------------------------------------
 NET ASSET VALUE,             $1.00        $1.00        $1.00
 BEGINNING OF PERIOD

 INCOME FROM INVESTMENT
   OPERATIONS:

 Net investment income
   and net realized gains      .053(4)      .053(4)      .041(4)

 Dividends and
   distributions to
   shareholders               (.053)       (.053)       (.041)

 Net asset value, end
   of period                  $1.00        $1.00        $1.00

 TOTAL RETURN(2)               5.46%        5.45%        4.15%

---------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
 DATA                          2000         1999         1998
---------------------------------------------------------------
 NET ASSETS, END OF
   PERIOD (000)          $1,601,631   $1,750,229     $910,394
 AVERAGE NET ASSETS
   (000)                 $1,643,961   $1,470,082     $814,138

 RATIOS TO AVERAGE NET
 ASSETS:

 Net investment income         5.30%(4)     5.26%(4)     5.60%(3),(4)
 Expenses                       .15%(4)      .15%(4)      .15%(3),(4)

---------------------------------------------------------------

(1) Information shown is for the period from 7-9-97, when Class I shares were first offered, through 3-31-98.

(2) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.

(3)  Annualized.

(4)  Net of management fee waiver/expense subsidy.



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                                                                              19

--------------------------------------------------------------------------------
The Prudential Mutual Fund Family
--------------------------------------------------------------------------------


Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Read the applicable prospectus carefully before you invest or send money.


STOCK FUNDS                             ASSET ALLOCATION/BALANCED FUNDS

PRUDENTIAL EMERGING GROWTH FUND, INC.   PRUDENTIAL BALANCED FUND

PRUDENTIAL EQUITY FUND, INC.            PRUDENTIAL DIVERSIFIED FUNDS
                                          Conservative Growth Fund
PRUDENTIAL EQUITY INCOME FUND             Moderate Growth Fund
                                          High Growth Fund
PRUDENTIAL INDEX SERIES FUND
  Prudential Small-Cap Index Fund       THE PRUDENTIAL INVESTMENT PORTFOLIOS,
  Prudential Stock Index Fund             INC.
                                          Prudential Active Balanced Fund
THE PRUDENTIAL INVESTMENT PORTFOLIOS,
  INC.                                  GLOBAL FUNDS
  Prudential Jennison Growth Fund
  Prudential Jennison Growth            GLOBAL STOCK FUNDS
    & Income Fund
                                        PRUDENTIAL DEVELOPING MARKETS FUND
PRUDENTIAL MID-CAP VALUE FUND             Prudential Developing Markets
                                            Equity Fund
PRUDENTIAL REAL ESTATE SECURITIES FUND    Prudential Latin America Equity Fund

PRUDENTIAL SECTOR FUNDS, INC.           PRUDENTIAL EUROPE GROWTH FUND, INC.
  Prudential Financial Services Fund
  Prudential Health Services Fund       PRUDENTIAL GLOBAL GENESIS FUND, INC.
  Prudential Technology Fund
  Prudential Utility Fund               PRUDENTIAL INDEX SERIES FUND
                                          Prudential Europe Index Fund
PRUDENTIAL SMALL-CAP QUANTUM FUND, INC.   Prudential Pacific Index Fund

PRUDENTIAL SMALL COMPANY VALUE          PRUDENTIAL NATURAL RESOURCES
  FUND, INC.                              FUND, INC.

PRUDENTIAL TAX-MANAGED FUNDS            PRUDENTIAL PACIFIC GROWTH FUND, INC.
  Prudential Tax-Managed Equity Fund
                                        PRUDENTIAL WORLD FUND, INC.
PRUDENTIAL 20/20 FOCUS FUND               Prudential Global Growth Fund
NICHOLAS-APPLEGATE FUND, INC.             Prudential International Value Fund
  Nicholas-Applegate Growth Equity Fund   Prudential Jennison International
                                            Growth Fund
TARGET FUNDS
  Large Capitalization Growth Fund      GLOBAL UTILITY FUND, INC.
  Large Capitalization Value Fund       TARGET FUNDS
  Small Capitalization Growth Fund        International Equity Fund
  Small Capitalization Value Fund
                                        GLOBAL BOND FUNDS

                                        PRUDENTIAL GLOBAL TOTAL RETURN
                                          FUND, INC.

                                        PRUDENTIAL INTERNATIONAL BOND
                                        FUND, INC.



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20 Prudential Institutional Liquidity                  (Telephone)(800) 521-7466
   Portfolio, Inc.

--------------------------------------------------------------------------------
The Prudential Mutual Fund Family
--------------------------------------------------------------------------------


BOND FUNDS                               MONEY MARKET FUNDS

TAXABLE BOND FUNDS                       TAXABLE MONEY MARKET FUNDS

PRUDENTIAL DIVERSIFIED BOND FUND, INC.   CASH ACCUMULATION TRUST
                                           Liquid Assets Fund
PRUDENTIAL GOVERNMENT INCOME FUND, INC.    National Money Market Fund

PRUDENTIAL GOVERNMENT SECURITIES TRUST   PRUDENTIAL GOVERNMENT SECURITIES TRUST
  Short-Intermediate Term Series           Money Market Series
                                           U.S. Treasury Money Market Series
PRUDENTIAL HIGH YIELD FUND, INC.
                                         PRUDENTIAL SPECIAL MONEY MARKET
PRUDENTIAL HIGH YIELD TOTAL RETURN         FUND, INC.
  FUND, INC.                               Money Market Series

PRUDENTIAL INDEX SERIES FUND             PRUDENTIAL MONEYMART ASSETS, INC.
  Prudential Bond Market Index Fund
                                         TAX-FREE MONEY MARKET FUNDS
PRUDENTIAL STRUCTURED MATURITY FUND, INC.
  Income Portfolio                       PRUDENTIAL TAX-FREE MONEY FUND, INC.

TARGET FUNDS                             PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  Total Return Bond Fund                   California Money Market Series

TAX-EXEMPT BOND FUNDS                    PRUDENTIAL MUNICIPAL SERIES FUND
                                           Connecticut Money Market Series
PRUDENTIAL CALIFORNIA MUNICIPAL FUND       Massachusetts Money Market Series
  California Series                        New Jersey Money Market Series
  California Income Series                 New York Money Market Series

PRUDENTIAL MUNICIPAL BOND FUND           COMMAND FUNDS
  High Income Series
  Insured Series                         COMMAND MONEY FUND

PRUDENTIAL MUNICIPAL SERIES FUND         COMMAND GOVERNMENT FUND
  Florida Series
  Massachusetts Series                   COMMAND TAX-FREE FUND
  New Jersey Series
  New York Series                        INSTITUTIONAL MONEY MARKET FUNDS
  North Carolina Series
  Ohio Series                            PRUDENTIAL INSTITUTIONAL LIQUIDITY
  Pennsylvania Series                      PORTFOLIO, INC.
                                           Institutional Money Market Series
PRUDENTIAL NATIONAL MUNICIPALS
  FUND, INC.



--------------------------------------------------------------------------------
                                                                              21

FOR MORE INFORMATION


Please read this prospectus before you
invest in the Fund and keep it for future reference. For information or shareholder questions contact


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INSTITUTIONAL SERVICE DIVISION
P.O. BOX 15030
NEW BRUNSWICK, NJ 08906
(800) 521-7466
(732) 482-7555 (Calling from outside the U.S.)



Outside Brokers should contact

PRUDENTIAL INVESTMENT MANAGEMENT
SERVICES LLC
P.O. BOX 15035
NEW BRUNSWICK, NJ 08906
(800) 778-8769


Visit Prudential's website at:
http://www.prudential.com



Additional information about the Fund can be obtained without charge and can be found in the following documents
STATEMENT OF ADDITIONAL INFORMATION (SAI)
(incorporated by reference into this
prospectus)
ANNUAL REPORT
SEMI-ANNUAL REPORT



MF1371






You can also obtain copies of Fund
documents from the Securities and
Exchange Commission as follows:
BY MAIL
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102
BY ELECTRONIC REQUEST
publicinfo@sec.gov
(The SEC charges a fee to copy
documents.)
IN PERSON
PUblic Reference Room in Washington, DC
(For hours of operation, call
1-(202) 942-8090
VIA THE INTERNET
on the EDGAR Database at
http://www.sec.gov


CUSIP Numbers                   NASDAQ Symbol
Class I Shares--744350-60-4     PLPXX

Investment Company Act File No. 811-5336



[SYMBOL]  Printed on Recycled Paper

                  PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.

                        INSTITUTIONAL MONEY MARKET SERIES


                       Statement of Additional Information
                               Dated May 31, 2000


     Prudential Institutional Liquidity Portfolio, Inc.--Institutional Money Market Series (the Fund) is an open-end diversified management investment company whose investment objective is high current income consistent with the preservation of principal and liquidity. The Fund offers Class A shares and Class I shares. The Fund pursues this objective by investing primarily in a portfolio of short-term money market instruments maturing within thirteen months of the date of acquisition. There can be no assurance that the Fund's investment objective will be achieved. See "How the Fund Invests" in the Fund's Prospectus for Class A shares or Class I shares, as applicable, and "Description of the Fund, its Investments and Risks" in this Statement of Additional Information.


     The Fund's address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and its telephone number is (800) 521-7466.

     This Statement of Additional Information sets forth information about the Fund. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's Prospectus for Class A shares or Class I shares, as applicable, each dated May 31, 2000, copies of which may be obtained from the Fund upon request at the address or telephone number noted above.


                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Fund History .............................................................  B-2
Description of the Fund, its Investments and Risks .......................  B-2
Investment Restrictions ..................................................  B-4
Management of the Fund ...................................................  B-6
Control Persons and Principal Holders of Securities ......................  B-8
Investment Advisory and Other Services ...................................  B-9
Brokerage Allocation and Other Practices .................................  B-11
Securities and Organization ..............................................  B-12
Purchase and Redemption of Fund Shares ...................................  B-12
Net Asset Value ..........................................................  B-13
Taxes, Dividends and Distributions .......................................  B-14
Calculation of Yield .....................................................  B-15
Financial Statements .....................................................  B-16
Report of Independent Accountants ........................................  B-32
Appendix I--Description of Ratings .......................................  I-1


---------
MF137B

                                  FUND HISTORY

     The Fund was organized as a corporation under the laws of Maryland on September 1, 1987.

               DESCRIPTION OF THE FUND, ITS INVESTMENTS AND RISKS

          (a) CLASSIFICATION. The Fund is an open-end diversified management investment company.

          (b)  INVESTMENT STRATEGIES AND RISKS.

     The Fund's investment objective is high current income consistent with the preservation of principal and liquidity. While the principal investment policies and strategies for seeking to achieve this objective are described in the Fund's Prospectuses for its Class A shares and Class I shares, the Fund may from time to time also utilize the securities, instruments, policies and strategies described below in seeking to achieve its objective. The Fund may not be successful in achieving its objective and you can lose money.

OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES

     Obligations issued or guaranteed as to principal and interest by the U.S. Government may be acquired by the Fund in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain United States Treasury notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" (TIGRs) and "Certificates of Accrual on Treasury Securities" (CATS). The Fund does not intend to purchase Treasury Receipts, TIGRs or CATS during the coming year.

FLOATING RATE AND VARIABLE RATE SECURITIES

     The Fund may purchase "floating rate" and "variable rate" securities. Investments in floating or variable rate securities normally will involve securities which provide a rate that is set as a spread to a designated base rate, such as rates on Treasury bills, and, in some cases, that the purchaser can demand payment of the obligation at specified intervals or after a specified notice period (in each case a period of less than thirteen months) at par plus accrued interest, which amount may be more or less than the amount paid for them. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate.

DEMAND FEATURES AND GUARANTEES

     The Fund may purchase demand features and guarantees. A demand feature supporting a money market fund instrument can be relied upon in a number of respects. First, the demand feature can be relied upon to shorten the maturity of the underlying instrument. Second, the demand feature, if unconditional, can be used to evaluate the credit quality of the underlying security. This means that the credit quality of the underlying security can be based solely on the credit quality of the unconditional demand feature supporting that security.

     A guarantee is a form of unconditional credit support that may include bond insurance, a letter of credit, and an unconditional demand feature. A money market fund holding a security subject to a guarantee may determine the credit quality of the underlying security solely on the basis of the credit quality of the supporting guarantee.

     The Fund can invest 10% of its total assets in securities directly issued by, or supported by, a demand feature provider or guarantor. Rule 2a-7 under the Investment Company Act of 1940, as amended (the Investment Company Act) provides a more stringent limit on demand features and guarantees that are "second tier securities" under the Rule; that is, those securities that are rated in the second highest category by a specified number of rating organizations. Specifically, Rule 2a-7 provides that a money market fund cannot invest more than 5% of its total assets in securities directly issued by, or supported by, second tier demand features or guarantees that are issued by the institution that issued such second tier securities.

LENDING OF SECURITIES

     Consistent with applicable regulatory requirements, the Fund may lend its portfolio to brokers, dealers and financial institutions, provided that outstanding loans of the Fund do not exceed in the aggregate 15% of the value of the Fund's total assets and, provided that such loans are callable at any time by the Fund and are at all times secured by cash or U.S. Government securities that are at least equal to the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive payments in lieu of the interest on the loaned securities, while at the same time earning interest either directly from the borrower or on the collateral which will be invested in short-term obligations. Any voting rights, or rights to consent, relating to the securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the loaned securities may be voted by the Fund.

     A loan may be terminated by the borrower on one business day's notice or by the Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms determined to be creditworthy pursuant to procedures approved by the Board of Directors of the Fund. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would inure to the Fund.

     The Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

ILLIQUID SECURITIES

     The Fund may not hold more than 10% of its net assets in illiquid securities. If the Fund were to exceed this limit, the investment adviser would take prompt action to reduce the Fund's holdings in illiquid securities to no more than 10% of its net assets, as required by applicable law. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (Securities Act), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such securities.

     Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

     Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid under procedures established by the Board of Directors. The investment adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security;
(2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (i) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSROs), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the investment adviser; and (ii) it must not be "traded flat" (i.e., without accrued interest) or in default as to principal or interest. Repurchase agreements subject to a demand right are deemed to have a maturity equal to the notice period.

BORROWING

     The Fund may borrow from banks (including through entering into reverse repurchase agreements) up to and including 15% of the value of its net assets taken at cost for temporary or emergency purposes. The Fund may pledge up to and including 15% of its net assets to secure such borrowings. The Fund will not purchase portfolio securities if its borrowings (other than permissible securities loans) exceed 5% of its total assets.

REPURCHASE AGREEMENTS

     The Fund may purchase securities and concurrently enter into "repurchase agreements" with the seller, whereby the seller agrees to repurchase such securities at a specified price within a specified time (generally seven days or less). The repurchase agreements provide that the Fund will sell the underlying instruments back to the dealer or the bank at the specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The difference between the purchase price and the resale price represents the interest earned by the Fund, which is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. Such collateral will be held by the Custodian, directly or through a sub-custodian, and will be maintained physically or in a book-entry account.

     The Fund will enter into repurchase transactions only with parties which meet creditworthiness standards approved by the Fund's Board of Directors. The Fund's investment adviser monitors the creditworthiness of such parties under the general supervision of the Board of Directors. In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds upon sale of such collateral upon a default in the obligation to repurchase are less than the resale price, the Fund will suffer a loss if the financial institution that is a party to the repurchase agreement petitions for bankruptcy or becomes subject to the U.S. Bankruptcy Code because the law regarding the rights of the trust is unsettled. As a result, under these circumstances, there may be a restriction on the Fund's ability to sell the collateral, and the Fund could suffer a loss.

     The Fund intends to participate in a joint repurchase account with other investment companies managed by Prudential Investments Fund Management LLC (PIFM or the Manager) pursuant to an order of the Securities and Exchange Commission
(SEC). On a daily basis, any uninvested cash balances of the Fund may be aggregated with those of such other investment companies and invested in one or more repurchase agreements. The Fund participates in the income earned or accrued in the joint account based on the percentage of its investment. In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated sub-custodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which equals or exceeds the resale price of the agreement. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

REVERSE REPURCHASE AGREEMENTS

     Reverse repurchase agreements have the characteristics of borrowing and involve the sale of securities held by the Fund with an agreement to repurchase the securities at a specified price, date and interest payment. The Fund intends only to use the reverse repurchase technique when it will be to its advantage to do so. These transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. The Fund may be unable to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of the Fund's portfolio. The Fund's Custodian will maintain in a segregated account cash or other liquid assets maturing not later than the expiration of the reverse repurchase agreements having a value equal to or greater than such commitments.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

     The Fund may purchase securities on a "when-issued" or "delayed delivery" basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. The Fund will limit such purchases to those in which the date of delivery and payment falls within 90 days of the date of the commitment. The Fund will make commitments to purchase such when-issued securities only with the intention of actually acquiring the securities. The Fund's Custodian will segregate cash or other liquid assets having a value equal to or greater than the Fund's purchase commitments. If the Fund chooses to dispose of the when-issued security prior to its receipt of, and payment for, the security, it could, as with the disposition of any other portfolio security, incur a gain or loss due to market fluctuations. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.

                             INVESTMENT RESTRICTIONS

     The following restrictions are fundamental policies. Fundamental policies are those which cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund. A "majority of the outstanding voting securities," when used in this Statement of Additional Information, means the lesser of (i) 67% of the voting shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy or (ii) more than 50% of the outstanding voting shares. With respect to the submission of a change in fundamental policy or investment objective of the Fund, such matters shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund votes for the approval of such matters as provided above.

     The following investment restrictions are fundamental policies of the Fund and may not be changed except as described above.

     The Fund may not:

     1. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the Fund of initial or maintenance margin in connection with options or futures contracts is not considered the purchase of a security on margin.

     2. Make short sales of securities or maintain a short position.

     3. Issue senior securities, borrow money (including through the entry into reverse repurchase agreement transactions) or pledge its assets, except that the Fund may borrow up to 15% of the value of its total assets (calculated when the loan is made) from banks for temporary, extraordinary or emergency purposes and may pledge up to 15% of the value of its total assets to secure such borrowings. The Fund will not purchase portfolio securities if its borrowings exceed 5% of its net assets. The purchase or sale of securities on a "when-issued" or delayed delivery basis, the entry into reverse repurchase agreements and the purchase and sale of financial futures contracts and collateral arrangements with respect thereto are not deemed to be a pledge of assets and such arrangements are not deemed to be the issuance of a senior security.

     4. Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result, with respect to 75% of the value of the Fund's total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer.

     5. Purchase any securities (other than obligations of the U.S. Government, its agencies and instrumentalities) if, as a result, 25% or more of the value of the Fund's total assets (determined at the time of investment) would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to money market instruments of domestic banks. For purposes of this exception, domestic banks shall include all banks which are organized under the laws of United States or a state (as defined in the Investment Company Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks.

     6. Buy or sell real estate or interests in real estate, except that the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and publicly traded securities of real estate investment trusts. The Fund may not purchase interests in real estate limited partnerships which are not readily marketable.

     7. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     8. Make investments for the purpose of exercising control or management.

     9. Invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 10% of its total assets (determined at the time of investment) would be invested in such securities, or except as part of a merger, consolidation or other acquisition.

     10. Invest in interests in oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies which invest in or sponsor such programs.

     11. Make loans, except through (i) repurchase agreements and (ii) loans of portfolio securities (limited to 15% of the value of the Fund's total assets).

     12. Purchase common stock or other voting securities, preferred stock, warrants or other equity securities, except as may be permitted by restriction number 9.

     13. Enter into reverse repurchase agreements if, as a result thereof, the Fund's obligations with respect to reverse repurchase agreements would exceed 15% of the value of the Fund's total assets.

     14. Buy or sell commodities or commodity contracts, except that the Fund may purchase and sell futures contracts and options thereon.

     Whenever any fundamental investment policy or investment restriction states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time the action is taken, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that the Fund's asset coverage for borrowings falls below 300%, the Fund will take action within three days to reduce its borrowings, as required by applicable law.

                                MANAGEMENT OF THE FUND

(A)  DIRECTORS

     The Fund has Directors who, in addition to overseeing the actions of the Fund's Manager, Subadviser, and Distributor, decide upon matters of general policy.

     The Directors also review the actions of the officers of the Fund, who conduct and supervise the daily business operations of the Fund.

(B)  MANAGEMENT INFORMATION--DIRECTORS AND OFFICERS


                                  POSITION WITH
NAME, ADDRESS AND AGE (1)           THE FUND       PRINCIPAL OCCUPATIONS AND OTHER AFFILIATIONS FOR THE LAST FIVE YEARS
-------------------------           --------       --------------------------------------------------------------------

  Delayne Dedrick Gold (61)       Director         Marketing and Management Consultant.

* Robert F. Gunia (53)            Vice President   Executive Vice President and Chief Administrative Officer (since
                                  and Director        June 1999) of Prudential Investments; Corporate Vice President
                                                      (since September 1997) of the Prudential Insurance Company of
                                                      America (Prudential); Executive Vice President and Treasurer
                                                      (since December 1996) of Prudential Investments Fund Management
                                                      LLC (PIFM); President (since April 1999) of Prudential
                                                      Investment Management Services LLC (PIMS); formerly Senior Vice
                                                      President (March 1987-May 1999) of Prudential Securities
                                                      Incorporated (Prudential Securities); formerly Chief
                                                      Administrative Officer (July 1990-September 1996), Director
                                                      (January 1989-September 1996), and Executive Vice President,
                                                      Treasurer and Chief Financial Officer (June 1987-September 1996)
                                                      of Prudential Mutual Fund Management, Inc. (PMF); Vice President
                                                      and Director (since May 1989) of The Asia Pacific Fund, Inc.

  Robert E. LaBlanc (65)          Director         President (since 1981) of Robert E. LaBlanc Associates, Inc.
                                                      (telecommunications); formerly, General Partner at Salomon
                                                      Brothers and Vice-Chairman of Continental Telecom; Director of
                                                      Storage Technology Corporation, Titan Corporation, Salient 3
                                                      Communications, Inc. and Tribune Company; Trustee of Manhattan
                                                      College.

* David R. Odenath, Jr. (42)      Director         Officer in Charge, President, Chief Executive Officer and Chief
                                                      Operating Officer (since June 1999) of PIFM; Senior Vice
                                                      President (since June 1999) of Prudential; Senior Vice President
                                                      (August 1993-May 1999) of PaineWebber Group, Inc.

Robin B. Smith (60)               Director         Chairman and Chief Executive Officer (since August 1996) of
                                                      Publishers Clearing House; formerly President and Chief Executive
                                                      Officer (January 1989-August 1996) and President and Chief
                                                      Operating Officer (September 1981-December 1988) of Publishers
                                                      Clearing House; Director of BellSouth Corporation, Texaco Inc.,
                                                      Springs Industries Inc., and Kmart Corporation.



                                  POSITION WITH
NAME, ADDRESS AND AGE (1)           THE FUND       PRINCIPAL OCCUPATIONS AND OTHER AFFILIATIONS FOR THE LAST FIVE YEARS
-------------------------           --------       --------------------------------------------------------------------


  Stephen Stoneburn (56)          Director         President and Chief Executive Officer (since June 1996) of Quadrant
                                                      Media Corp. (publishing); formerly President (June 1995-June
                                                      1996) of Argus Integrated Media, Inc.; Senior Vice President and
                                                      Managing Director (January 1993-1995) of Cowles Business Media;
                                                      Senior Vice President (January 1991-1992) and Publishing Vice
                                                      President (May 1989-December 1990) of Gralla Publications (a
                                                      division of United Newspapers, U.K.); and Senior Vice President
                                                      of Fairchild Publications, Inc.

  * John R. Strangfeld, Jr. (46)  President and    Chief Executive Officer, Chairman, President and Director (since
                                  Director            January 1990) of The Prudential Investment Corporation, Executive
                                                      Vice President (since February 1998) of Prudential Global Asset
                                                      Management Group of Prudential; Chairman (since August 1989) of
                                                      Pricoa Capital Group; formerly various positions to Chief Executive
                                                      Officer (November 1994-December 1998) of Private Asset Management
                                                      Group of Prudential and Senior Vice President (January 1986-August
                                                      1989) of Prudential Capital Group, a unit of Prudential.

  Nancy H. Teeters (69)           Director         Economist; formerly Director of Inland Steel Industries (July
                                                      1989-1999); formerly, Vice President and Chief Economist (July
                                                      1984-July 1990) of International Business Machines Corporation;
                                                      formerly, Governor of Federal Reserve System (1978-1984).

  Clay T. Whitehead (61)          Director         President (since May 1983) of National Exchange Inc. (new business development firm).

  Robert C. Rosselot (39)         Secretary        Assistant General Counsel (since September 1997) of PIFM; formerly, partner with the law firm of Howard & Howard, Bloomfield Hills,
                                                      Michigan (December 1995-September 1997) and Corporate Counsel,
                                                      Federated Investors (1990-1995).

  Grace C. Torres (41)            Treasurer and    First Vice President (since December 1996) of PIFM; First Vice
                                  Principal           President (since March 1994) of Prudential Securities; formerly
                                  Financial and       First Vice President (March 1994-September 1996) of Prudential
                                  Accounting          Mutual Fund Management, Inc. and Vice President (July 1989-March
                                  Officer             1994) of Bankers Trust Corporation.

  Stephen M. Ungerman (46)        Assistant        Vice President and Tax Director (since March 1996) of Prudential
                                  Treasurer           Investments; formerly First Vice President (February
                                                      1993-September 1996) of Prudential Mutual Fund Management, Inc.

--------------------

(1)  Unless otherwise noted, the address for each of the above persons is c/o
     Prudential Investments Fund Management LLC, Gateway Center Three, 100
     Mulberry Street, Newark, New Jersey 07102-4077.

 * "Interested" Director, as defined in the Investment Company Act of 1940, by reason of his affiliation with Prudential Securities or PIFM.

     Directors and officers of the Fund are also trustees, directors and officers of some or all of the other investment companies distributed by PIMS.

     The officers conduct and supervise the daily business operations of the Fund, while the Directors, in addition to their functions set forth under "Manager" and "Distributor," review such actions and decide on general policy.

     The Board of Directors has adopted a retirement policy which calls for the retirement of Directors on December 31 of the year in which they reach the age of 75.

     Pursuant to the Management Agreement with the Fund, the Manager pays all compensation of officers and employees of the Fund as well as the fees and expenses of all Directors of the Fund who are affiliated persons of the Manager.


     The Fund pays each of its Directors who is not an affiliated person of PIFM annual compensation of $2,125, in addition to certain out-of-pocket expenses. Directors who serve on Fund Committees receive additional compensation. The amount of compensation paid to each Director may change as a result of the introduction of additional funds upon which the Director will be asked to serve.

     Directors may receive their Directors' fees pursuant to a deferred fee agreement with the Fund. Under the terms of the agreement, the Fund accrues daily the amount of such Director's fees in installments which accrue interest at a rate equivalent to the prevailing rate applicable to 90-day U.S. Treasury Bills at the beginning of each calendar quarter (the T-Bill rate) or, pursuant to an SEC exemptive order, at the daily rate of return of the Fund (the Fund rate). Payment of the interest so accrued is also deferred and accruals become payable at the option of the Director. The Fund's obligation to make payments of deferred Directors' fees, together with interest thereon, is a general obligation of the Fund.

     The following table sets forth the aggregate compensation paid by the Fund for the fiscal year ended March 31, 2000 to the Directors who are not affiliated with the Manager and the aggregate compensation paid to such Directors for service on the Fund's Board and that of all other funds managed by PIFM (Fund Complex) for the calendar year ended December 31, 1999.

                               COMPENSATION TABLE

                                                                    TOTAL
                                                                COMPENSATION
                                                                  FROM FUND
                                                AGGREGATE         AND FUND
                                              COMPENSATION      COMPLEX PAID
         NAME AND POSITION                     FROM FUND       TO DIRECTORS(2)
         -----------------                    ------------    -----------------
Edward D. Beach--Former Director ...........    $2,125         $142,500(43/70)*
Delayne D. Gold--Director ..................    $2,125         $144,500(43/70)*
Robert F. Gunia (1)--Director ..............       --              --
Don G. Hoff--Former Director ...............    $  750         $  22,500(14/17)*
Robert F. LaBlanc--Director ................    $2,125         $  61,250(20/39)*
David R. Odenath, Jr. (1)--Director ........       --              --
Robin B. Smith--Director ...................    $2,200         $  96,000(32/44)*
Stephen Stoneburn--Director ................    $2,125         $  61,250(20/39)*
John R. Strangfeld, Jr. (1)--Director ......       --              --
Nancy H. Teeters--Director .................    $2,275         $  97,000(25/43)*
Clay T. Whitehead--Director ................    $1,000         $  77,000(38/66)*

----------------

* Indicates number of funds/portfolios in Fund Complex (including the Fund) to which aggregate compensation relates.

(1) Directors who are "interested," do not receive compensation from the Fund Complex (including the Fund).

(2) Total compensation from all of the funds in the Fund Complex for the calendar year ended December 31, 1999, including amounts deferred at the election of Directors under the funds' Deferred Compensation Plans. Including accrued interest, total deferred compensation amounted to $156,478 for Robin B. Smith. Currently, Ms. Smith has agreed to defer some of her fees at the T-Bill rate and other fees at the Fund rate.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of May 12, 2000, the Directors and officers of the Fund, as a group, beneficially owned less than 1% of the outstanding shares of Common Stock of the Fund.

     As of May 12, 2000, the beneficial owners, directly or indirectly, of more than 5% of the outstanding common stock of the Fund were:

                                                                NUMBER OF SHARES
         NAME                    ADDRESS                CLASS     (% OF CLASS)
         ----                    -------                -----     ------------
Federal Agricultural          919 18th St. NW             I         86,151,676
MTGE-CORP                     Suite 200                                (5.27%)

Attn: Nancy Corsiglia         Washington, DC 20006

Pericom Semiconductor         2380 Bering Dr.             I        102,058,431
                              San Jose, CA 95131                       (6.25%)


     As of May 12, 2000, Prudential Securities was the record holder for other beneficial owners of 179,310,459 Class A shares of the Fund, representing approximately 47.7% of the Class A shares then outstanding and 267,378,941 Class I shares of the Fund, representing approximately 16.4% of the Class I shares then outstanding. In the event of any meetings of shareholders, Prudential Securities will forward, or cause the forwarding of, proxy materials to the beneficial owners for which it is the record holder.

                     INVESTMENT ADVISORY AND OTHER SERVICES

(A)  INVESTMENT ADVISER

     The manager of the Fund is Prudential Investments Fund Management LLC (PIFM or the Manager), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077. PIFM serves as manager to all of the other investment companies that, together with the Fund, comprise the Prudential Mutual Funds. See "How the Fund is Managed--Manager" in the Prospectus of the Class A shares or the Class I shares, as applicable. As of March 31, 2000, PIFM managed and/or administered open-end and closed-end management investment companies with assets of approximately $78 billion. According to the Investment Company Institute, as of September 30, 1999, the Prudential Mutual Funds were the 20th largest family of mutual funds in the United States.

     PIFM is a subsidiary of Prudential Securities Incorporated. Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent), a wholly-owned subsidiary of PIFM, serves as the transfer agent and dividend distribution agent for the Prudential Mutual Funds and, in addition, provides customer service, recordkeeping and management and administrative services to qualified plans.

     Pursuant to the Management Agreement with the Fund (the Management Agreement), PIFM, subject to the supervision of the Fund's Board of Directors and in conformity with the stated policies of the Fund, manages both the investment operations of the Fund and the composition of the Fund's portfolio, including the purchase, retention, disposition and loan of securities and other assets. In connection therewith, PIFM is obligated to keep certain books and records of the Fund. PIFM has hired The Prudential Investment Corporation, doing business as Prudential Investments (PI, the investment advisor or the Subadvisor), to provide subadvisory services to the Fund. PIFM also administers the Fund's corporate affairs and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by State Street, the Fund's custodian (the Custodian), and PMFS. The management services of PIFM for the Fund are not exclusive under the terms of the Management Agreement and PIFM is free to, and does, render management services to others.

     For its services, PIFM receives, pursuant the Management Agreement, a fee at an annual rate of .20 of 1% of the Fund's average daily net assets for each of Class A and Class I shares. The fee is computed daily and payable monthly. The Management Agreement also provides that in the event the expenses of the Fund (including the fees payable to PIFM, but excluding interest, taxes, brokerage commissions, distribution fees and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) for any fiscal year exceed the lowest applicable annual expense limitation established and enforced pursuant to the statutes or regulations of any jurisdiction in which shares of the Fund are then qualified for offer and sale, the compensation due to PIFM will be reduced by the amount of such excess. Reductions in excess of the total compensation payable to PIFM will be paid by PIFM to the Fund. Currently, the Fund believes that there are no such expense limitations.

     In connection with its management of the corporate affairs of the Fund pursuant to the Management Agreement, PIFM bears the following expenses:

          (a) the salaries and expenses of all personnel of PIFM and the Fund, except the fees and expenses of Directors who are not affiliated persons of PIFM or the Fund's investment adviser;

          (b) all expenses incurred by PIFM or by the Fund in connection with managing the ordinary course of the Fund's business, other than those assumed by the Fund, as described below; and

          (c) the costs and expenses payable to the investment adviser pursuant to the subadvisory agreement between PIFM and PI (the Subadvisory Agreement).

     Under the terms of the Management Agreement, the Fund is responsible for the payment of the following expenses: (a) the fees payable to the Manager, (b) the fees and expenses of Directors who are not affiliated with PIFM or the Fund's Subadvisor, (c) the fees and certain expenses of the Fund's Custodian and Transfer Agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Fund and of pricing the Fund's shares, (d) the charges and expenses of the Fund's legal counsel and independent accountants, (e) brokerage commissions, if any, and any issue or transfer taxes chargeable to the Fund in connection with its securities and futures transactions, (f) all taxes and corporate fees payable by the Fund to governmental agencies, (g) the fees of any trade association of which the Fund is a member, (h) the cost of stock certificates representing shares of the Fund, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the SEC, including the preparation and printing of the Fund's registration statements and prospectuses for such purposes, and paying the fees and expenses of notice filings made in accordance with state securities laws,
(k) allocable communications expenses with respect to investor services and all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders, (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business, and (m) distribution expenses.

     The Management Agreement also provides that PIFM will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Management Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement provides that it will terminate automatically if assigned (as defined in the Investment Company Act), and that it may be terminated without penalty by either party upon not more than 60 days' nor less than 30 days' written notice. The Management Agreement provides that it will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Investment Company Act.

     For the fiscal years ended March 31, 2000, 1999 and 1998, PIFM received management fees of $4,020,175, $3,435,107 and $1,622,396, respectively.

     PIFM has entered into the Subadvisory Agreement with PI, a wholly-owned subsidiary of Prudential. The Subadvisory Agreement provides that PI furnish investment advisory services in connection with the management of the Fund. In connection therewith, PI is obligated to keep certain books and records of the Fund. PIFM continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises PI's performance of such services. PI was reimbursed by PIFM for the reasonable costs and expenses incurred by PI in furnishing services to PIFM. Effective January 1, 2000, PI is paid by PIFM at an annual rate of .10 of 1% of the Fund's average daily net assets (representing half of the compensation received from the Fund by PIFM).

     The Subadviser maintains a corporate credit unit which provides credit analysis and research on taxable fixed-income securities, including money market instruments. The portfolio manager consults routinely with the credit unit in managing the Fund's portfolio. The credit unit reviews on an ongoing basis commercial paper issuers, commercial banks, non-bank financial institutions and issuers of other taxable fixed-income obligations. Credit analysts have broad access to research and financial reports, data retrieval services and industry analysts. They maintain relationships with the management of corporate issuers and from time to time visit companies in whose securities the Fund may invest.

     The Subadvisory Agreement provides that it will terminate in the event of its assignment (as defined in the Investment Company Act) or upon the termination of the Management Agreement. The Subadvisory Agreement may be terminated by the Fund, PIFM or PI upon not more than 60 days' nor less than 30 days' written notice. The Subadvisory Agreement provides that it will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved by the Board of Directors at least annually in accordance with the requirements of the Investment Company Act.


(B)  PRINCIPAL UNDERWRITER, DISTRIBUTOR AND RULE 12b-1 PLAN


     Prudential Investment Management Services LLC (PIMS or the Distributor), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, acts as the distributor of the shares of the Fund.

     Pursuant to the Distribution Agreement, the Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the federal securities laws.

DISTRIBUTION AND SERVICE PLAN

     Under the Fund's Distribution and Service Plan for the Class A shares (the
Plan) and the Distribution Agreement, the Fund pays the Distributor a distribution and service fee of up to 0.12% of the average daily net assets of the Class A shares of the Fund, computed daily and payable monthly. Under the Plan, the Fund is required to pay the distribution and service fee as reimbursement of the expenses incurred by the Distributor. The Distributor will incur the expenses of distributing the Class I shares, none of which are reimbursed by or paid for by the Fund.

     For the fiscal year ended March 31, 2000, the Distributor received payments of $439,353 under the Plan. This amount was spent as reimbursement to brokers who sold Class A shares.

     The Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the Plan or in any agreement relating to the Plan (the Rule 12b-1 Directors), cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time, without penalty, by the vote of a majority of the Rule 12b-1 Directors or by the vote of the holders of a majority of the outstanding Class A voting securities of the

Fund on not more than 30 days' written notice to any other party to the Plan. The Plan may not be amended to increase materially the amounts to be spent for the services described therein without shareholder approval, and all material amendments must also be approved by the Board of Directors in the manner described above. The Plan will automatically terminate in the event of its assignment.

     Pursuant to the Plan, the Directors will be provided with, and will review at least quarterly, a written report of the distribution expenses incurred on behalf of the Fund by the Distributor. The report will include an itemization of the distribution expenses and the purpose of such expenditures. In addition, as long as the Plan remains in effect, the selection and nomination of Directors shall be committed to the Rule 12b-1 Directors.

     Pursuant to the Distribution Agreement, the Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act.

     NASD MAXIMUM SALES CHARGE RULE. Pursuant to rules of the NASD, the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of the Fund's Class A shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on Class A shares of the Fund may not exceed .75 of 1% per class. The 6.25% limitation applies to Class A shares rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of the total gross sales of Class A shares, all sales charges on Class A shares would be suspended.

(C)  OTHER SERVICE PROVIDERS

     State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for the Fund's portfolio securities, and in that capacity maintains cash and certain financial and accounting books and records pursuant to an agreement with the Fund.

     Prudential Mutual Fund Services LLC (PMFS), 194 Wood Ave. South, Iselin, New Jersey 08853, serves as the Transfer Agent of the Fund. It is a wholly-owned subsidiary of PIFM. PMFS provides customary transfer agency services to the Fund, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. In connection with services rendered to the Fund, PMFS receives a monthly fee plus its out-of-pocket expenses, including but not limited to postage, stationary, printing, allocable communications and other costs.

     PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the Fund's independent accountants and in that capacity audits the Fund's annual financial statements.

YEAR 2000 READINESS DISCLOSURE

     The services provided to the Fund and the shareholders by the Manager, the Distributor, the Transfer Agent and the Custodian depend on the smooth functioning of their computer systems and those of outside service providers. Although the Fund has not experienced any material problems with the services provided by the Manager, Distributor, Transfer Agent or the Custodian as a result of the change from 1999 to 2000, there is a possibility that computer software systems in use might be impaired or unavailable because of the way dates are encoded and calculated. Such an event could have a negative impact on handling securities trades, payments of interest and dividends and pricing and account services. Although, at this time, there can be no assurance that there will be no adverse impact on the Fund, the Manager, the Distributor, the Transfer Agent and the Custodian have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000. The Fund and its Board receive, and have received since early 1998, satisfactory quarterly reports from the principal service providers as to their preparations for year 2000 readiness, although there can be no assurance that the service providers (or other securities market participants) will successfully complete the necessary changes in a timely manner. Moreover, the Fund at this time has not considered retaining alternative service providers or directly undertaken efforts to achieve year 2000 readiness, the latter of which would involve substantial expenses without an assurance of success.

     Additionally, issuers of securities generally, as well as those purchased by the Fund, may confront year 2000 compliance issues which, if material and not resolved, could have an adverse impact on securities markets and/or a specific issuer's performance and could result in a decline in the value of the securities held by the Fund.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

     The Manager is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. For purposes of this section the term "Manager" includes the Subadviser. The Fund does not normally incur any brokerage commission expense on such transactions. In the market for money market instruments, securities are generally traded on a "net" basis, with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     In placing orders for portfolio securities of the Fund, the Manager is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Manager will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable under the circumstances. While the Manager generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, the Manager may consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Fund, the Manager or the Manager's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Manager in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Fund may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of the Fund, and the services furnished by such brokers may be used by the Manager in providing investment management for the Fund. While such services are useful and important in supplementing its own research and facilities, the Manager believes that the value of such services is not determinable and does not significantly reduce expenses. The Fund does not reduce the fee it pays to the Manager by any amount that may be attributed to the value of such services. The Fund will not effect any securities transactions with or through Prudential Securities as broker or dealer.

     During the fiscal years ended March 31, 2000, 1999 and 1998, the Fund paid no brokerage commissions.

                           SECURITIES AND ORGANIZATION

     Prudential Institutional Liquidity Portfolio, Inc. is authorized to issue 15 billion shares of common stock, $.001 par value per share divided into two series, Institutional Money Market Series (10 billion shares) and Liquid Assets Fund (5 billion shares). Only the Institutional Money Market Series is offered at this time, which is divided into two classes, designated Class A and Class I common stock. Of the 10 billion authorized shares of common stock of the Institutional Money Market Series, 5 billion shares consist of Class A shares and 5 billion shares consist of Class I shares.

     Each class represents an interest in the same assets of the Fund and is identical in all respects except that (i) Class A shares are subject to distribution and/or service fees, (ii) Class I shares are not subject to any distribution and/or service fees, and (iii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In accordance with the Fund's Articles of Incorporation, the Board of Directors may authorize the creation of additional series and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Board of Directors may determine. The Board of Directors may increase or decrease the number of authorized shares without approval by shareholders. Shares of the Fund, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder.

     The Fund does not intend to hold annual meetings of shareholders unless otherwise required by law. The Fund will not be required to hold meetings of shareholders unless, for example, the election of Directors is required to be acted on by shareholders under the Investment Company Act. Shareholders have certain rights, including the right to call a meeting upon a vote of 10% or more of the Fund's outstanding shares for the purpose of voting on the removal of one or more Directors or to transact any other business.

                     PURCHASE AND REDEMPTION OF FUND SHARES

PURCHASE OF SHARES

     The Fund reserves the right to reject any initial or subsequent purchase order (including an exchange) and the right to limit investments in the Fund solely to existing or past shareholders of the Fund.

     Shares of the Fund may be purchased and redeemed by investors through the Distributor or directly through Prudential Mutual Fund Services LLC (PMFS). Shares may also be purchased through the Command Program or the Business-Edge Program available through Prudential Securities or Pruco Securities Corporation (Prusec). The procedures for purchase and redemption of Fund shares are described in the prospectus.

MULTIPLE ACCOUNTS

     An institution may open a single master account by filing an application with PMFS, signed by personnel authorized to act for the institution. Individual subaccounts may be opened at the time the master account is opened by listing them, or they may be added at a later date by written advice. Procedures will be available to identify subaccounts by name and number within the master account name. The foregoing procedures would also apply to related institutional accounts (i.e., accounts of shareholders with a common institutional or corporate parent). The investment minimums as set forth in the relevant Prospectus under "How to Buy and Sell Shares of the Fund--How to Buy Shares" are applicable to the aggregate amounts invested by a group, and not to the amount credited to each subaccount.

REOPENING AN ACCOUNT

     Subject to the minimum investment restrictions, an investor may reopen an account, without filing a new application, at any time during the calendar year the account is closed, provided that the information on that application is still applicable.

REDEMPTION IN KIND

     If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the SEC. Any such securities will be readily marketable and will be valued in the same manner as in a regular redemption. If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Fund, however, has elected to be governed by Rule 18f-1 under the Investment Company Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

RESTRICTIONS ON SALE

     The Fund may suspend the right of redemption or postpone the date of payment for a period of up to seven days. Suspensions or postponements may not exceed seven days except (1) for any period (a) during which the New York Stock Exchange (the Exchange) is closed other than customary weekend and holiday closings or (b) during which trading on the Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund. The SEC by rules and regulations determines the conditions under which (i) trading shall be deemed to be restricted and (ii) an emergency is deemed to exist within the meaning of clause
(2) above.

                                 NET ASSET VALUE

     The Fund's net asset value per share is determined by subtracting its liabilities from the value of its assets and dividing the remainder by the number of outstanding shares.

     The Fund uses the amortized cost method of valuation to determine the value of its portfolio securities. In that regard, the Fund's Board of Directors has determined to maintain a dollar-weighted average portfolio maturity of 90 days or less, to purchase only instruments having remaining maturities of thirteen months or less, and to invest only in securities determined by the investment adviser under the supervision of the Board of Directors to be of minimal credit risk and to be of "eligible quality" in accordance with regulations of the SEC. The remaining maturity of an instrument held by the Fund that is subject to a put is deemed to be the period remaining until the principal amount can be recovered through demand or, in the case of a variable rate instrument, the next interest reset date, if longer. The value assigned to the put is zero. The Board of Directors also has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures will include review of a Fund's portfolio holdings by the Board, at such intervals as deemed appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board, and if such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize gains or losses, the shortening of average portfolio maturity, the withholding of dividends or the establishment of net asset value per share by using available market quotations.

     The Fund computes its net asset value at 4:00 P.M., New York time, on each day the Exchange is open for trading. In the event the Exchange closes early on any business day, the net asset value of the Fund's shares shall be determined at a time between such closing and 4:00 P.M., New York time. The Exchange is closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                       TAXES, DIVIDENDS AND DISTRIBUTIONS

     The Fund has elected to qualify, and the Fund intends to remain qualified, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. This relieves a fund (but not its shareholders) from paying federal income tax on income which is distributed to shareholders, and, if a fund did realize long-term capital gains, permits net capital gains of the fund (i.e., the excess of net long-term capital gains over net short-term capital losses) to be treated as long-term capital gains of the shareholders, regardless of how long shareholders have held their shares in that fund.

     Qualification as a regulated investment company requires, among other things, that (a) at least 90% of a fund's annual gross income (without reduction for losses from the sale or other disposition of securities or foreign currencies) be derived from interest, dividends, payments with respect to securities loans, and gains from the sale or other disposition of securities or options thereon, or other income (including, but not limited to, gains from options) derived with respect to its business of investing in such securities;
(b) a fund must diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of a fund's assets is represented by cash, U.S. Government obligations and other securities limited in respect of any one issuer to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations) and (c) the fund must distribute to its shareholders at least 90% of its net investment income and net short-term gains (i.e., the excess of net short-term capital gains over net long-term capital losses) in each year.

     Gains or losses on sales of securities by the Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year. The Fund does not anticipate realizing long-term capital gains or losses. Other gains or losses on the sale of securities will be short-term capital gains or losses. In addition, debt securities acquired by the Fund may be subject to original issue discount and market discount rules.

     The Fund is required to distribute 98% of its ordinary income in the same calendar year in which it is earned. The Fund is also required to distribute during the calendar year 98% of the capital gain net income it earned during the twelve months ending on October 31 of such calendar year, as well as all undistributed ordinary income and undistributed capital gain net income from the prior year or the twelve-month period ending on October 31 of such prior year, respectively. To the extent it does not meet these distribution requirements, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For purposes of this excise tax, income on which the Fund pays income tax is treated as distributed. The Fund intends to make timely distributions in order to avoid this excise tax. For this purpose, dividends declared in October, November and December payable to shareholders of record on a specified date in October, November and December and paid in the following January will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in the prior year on dividends or distributions actually received in January of the following year.

     It is anticipated that the net asset value per share of the Fund will remain constant. However, if the net asset value per share fluctuates, a shareholder may realize gain or loss upon the disposition of a share. Distributions of net investment income and net short-term gains will be taxable to the shareholder at ordinary income rates regardless of whether the shareholder receives such distributions in additional shares or cash. Any gain or loss realized upon a sale or redemption of shares by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise as short-term capital gain or loss. Any such loss, however, although otherwise treated as short-term capital loss, will be long-term capital loss to the extent of any capital gain distributions received by the shareholder, if the shares have been held for six months or less. Furthermore, certain rules may apply which would limit the ability of the shareholder to recognize any loss if, for example, the shareholder replaced the shares, including shares purchased pursuant to dividend reinvestment, within 30 days of the disposition of the shares. In such cases, the basis of the shares required will be readjusted to reflect the disallowed loss. Because none of the Fund's net income is anticipated to arise from dividends on common or preferred stock, none of its distributions to shareholders will be eligible for the dividends received deduction for corporations under the Internal Revenue Code. Shareholders will be notified annually by the Fund as to the federal tax status of distributions made by the Fund.

     Under the laws of certain states, distributions of net income may be taxable to shareholders as income even though a portion of such distributions may be derived from interest on U.S. Government obligations which, if realized directly, would be exempt from state income taxes. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

                              CALCULATION OF YIELD

     The Fund will prepare a current quotation of yield daily. The Yield quoted will be the simple annualized yield for an identified seven calendar day period. The yield calculation will be based on a hypothetical account having a balance of exactly one share at the beginning of the seven-day period. The base period return will be the change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares, but excluding any capital changes, divided by the value of the account at the beginning of the base period. The yield will vary as interest rates and other conditions affecting money market instruments change. Yield also depends on the quality, length of maturity and type of instruments in the Fund's portfolio, and its operating expenses. The Fund also may prepare an effective annual yield computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     Effective yield = [(base period return + 1)365/7]-1

     The yield and effective yield for Class A shares of the Fund based on the 7 days ended March 31, 2000 were 5.96% and 6.12%, respectively. The yield and effective yield for Class I shares of the Fund based on 7 days ended March 31, 2000, were 6.01% and 6.18%, respectively.

     The Fund's yield fluctuates, and an annualized yield quotation is not a representation by the Fund as to what an investment in the Fund will actually yield for any given period. Actual yields will depend upon not only changes in interest rates generally during the period in which the investment in a Fund is held, but also in changes in the Fund's expenses. Yield does not take into account any federal or state income taxes.

     ADVERTISING. Advertising materials for the Fund may include biographical information relating to its portfolio manager(s), and may include or refer to commentary by the Fund's manager(s) concerning investment style, investment discipline, asset growth, current or past business experience, business capabilities, political, economic or financial conditions and other matters of general interest to investors. Advertising materials for the Fund also may include mention of The Prudential Insurance Company of America, its affiliates and subsidiaries, and reference the assets, products and services of those entities.

     From time to time, advertising materials for the Fund may include information concerning retirement and investing for retirement, may refer to the approximate number of Fund shareholders and may refer to Lipper rankings or Morningstar ratings, other related analysis supporting those ratings, other industry publications, business periodicals and market indices. In addition, advertising materials may reference studies or analyses performed by the manager or its affiliates. Advertising materials for sector funds, funds that focus on market capitalizations, index funds and international/global funds may discuss the potential benefits and risks of that investment style. Advertising materials for fixed income funds may discuss the benefits and risks of investing in the bond market including discussions of credit quality, duration and maturity.

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of March 31, 2000

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
Bank Notes  8.5%
              American Express Centurion Bank
$     7,000   5.19%, 7/10/00(b)                                     $    7,000,000
              Bank One Corp.
     17,000   5.52%, 8/21/00(b)                                         17,000,000
              Comerica Bank of Detroit
     20,000   4.80%, 6/13/00(b)                                         19,997,436
     20,000   5.815%, 2/2/01                                            19,991,780
              CoreStates Bank, N.A.
      5,500   5.625%, 2/12/01                                            5,455,661
              First Union (National Bank) Corp.
     60,000   5.2875%, 7/21/00(b)                                       60,000,000
              Key Bank N.A.
     13,000   5.035%, 6/14/00(b)                                        12,998,447
      3,000   5.10875%, 6/26/00(b)                                       2,999,654
      7,000   5.05%, 7/17/00(b)                                          7,001,511
              National City Bank of Cleveland
     15,000   6.73%, 2/9/01                                             14,993,880
                                                                    --------------
                                                                       167,438,369
-------------------------------------------------------------------------------------
Certificates Of Deposit - Domestic  0.6%
              Morgan Guaranty Trust Co.
     12,000   5.70%, 7/19/00                                            12,000,000
-------------------------------------------------------------------------------------
Certificates Of Deposit - Eurodollar  2.5%
              Bank Austria
     49,000   5.93%, 4/7/00                                             48,999,996
-------------------------------------------------------------------------------------
Certificates Of Deposit - Yankee  12.8%
              Bank of Nova Scotia
     15,000   6.65%, 2/1/01                                             14,994,032
              Canadian Imperial Bank of Commerce
     17,100   6.12%, 5/22/00                                            17,100,479
     30,000   6.00%, 5/25/00                                            30,000,000
              Credit Communal De Belgique S.A.
      1,269   5.97%, 9/21/00                                             1,265,444
              Deutsche Bank
      7,100   5.25%, 5/18/00                                             7,089,113
     25,000   5.62%, 6/26/00                                            24,997,050

    See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of March 31, 2000 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              National Westminster Bank PLC
$    50,000   6.10%, 11/27/00                                       $   49,931,831
              Nordeutscheinndesbank Giro
     11,000   5.35%, 5/24/00                                            10,985,477
              Rabobank Nederland
     27,000   5.66%, 7/13/00                                            26,997,013
              UBS, AG
     10,000   5.29%, 5/19/00                                             9,999,241
              Westpac Banking Corp.
     35,000   6.52%, 1/29/01                                            34,986,198
                                                                    --------------
                                                                       228,345,878
-------------------------------------------------------------------------------------
Commercial Paper  44.9%
              Aon Corp.
     10,000   6.10%, 4/24/00                                             9,961,028
              BankAmerica Corp.
     50,000   6.06%, 8/3/00                                             48,956,333
              Barton Capital Corp.
      7,217   6.10%, 5/12/00                                             7,166,862
              Black Forest Funding Corp.
      9,974   6.20%, 4/10/00                                             9,958,540
              Centric Capital Corp.
     12,720   6.10%, 5/22/00                                            12,610,078
              CIT Group Holdings, Inc.
     15,000   6.09%, 5/16/00                                            14,885,813
     16,000   6.10%, 6/20/00                                            15,783,111
              Countrywide Home Loan, Inc.
     75,000   6.45%, 4/3/00                                             74,973,125
              Den Norske Bank
     21,741   5.95%, 5/16/00                                            21,579,301
              Dexia CLF Finance Co.
      5,000   5.86%, 4/14/00                                             4,989,420
              Duke Capital Corp.
     25,000   6.40%, 4/3/00                                             24,991,111
              Enterprise Funding Corp.
      4,000   6.10%, 5/5/00                                              3,976,956

                                          See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of March 31, 2000 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              Forrestal Funding Master Trust
$    10,000   5.96%, 5/10/00                                        $    9,935,433
     35,506   6.10%, 5/22/00                                            35,199,169
              General Electric Capital Corp.
     55,000   6.07%, 5/18/00                                            54,564,140
              General Motors Acceptance Corp.
     63,000   6.06%, 5/15/00                                            62,533,380
              GTE Corp.
     16,000   6.10%, 4/25/00                                            15,934,933
     15,000   6.10%, 4/26/00                                            14,936,458
     21,300   6.12%, 5/1/00                                             21,191,370
              Homeside Lending, Inc.
     12,000   6.08%, 5/8/00                                             11,925,013
              Household International Inc.
     16,000   6.11%, 4/26/00(c)
               (cost $15,932,111, date purchased 3/22/00)               15,932,111
              Invensys PLC
    100,000   6.50%, 4/3/00                                             99,963,889
              Market Street Funding Corp.
     16,000   6.10%, 5/8/00                                             15,899,689
              Morgan (J.P.) & Co., Inc.
     25,000   6.25%, 4/10/00                                            24,960,938
              Norwest Corp.
      1,000   6.75%, 5/12/00                                             1,001,563
              Norwest Financial, Inc.
     10,000   6.06%, 5/22/00                                             9,914,150
              PNC Funding Corp.
     14,000   6.03%, 4/14/00                                            13,969,515
      5,000   6.14%, 5/23/00                                             4,955,656
              Santander Finance, Inc.
     29,000   5.94%, 5/24/00                                            28,746,395
              Sweetwater Capital
      3,107   6.05%, 4/13/00                                             3,100,734
      2,999   6.05%, 4/14/00                                             2,992,448
     13,497   6.10%, 4/24/00                                            13,444,399
      3,479   6.05%, 4/25/00                                             3,464,968
      3,898   6.10%, 5/17/00                                             3,867,617

    See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of March 31, 2000 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              Target Corp.
$    19,410   6.50%, 4/3/00                                         $   19,402,991
              Textron Financial Corp.
      6,000   5.95%, 4/24/00                                             5,977,192
              Wells Fargo & Co.
     95,000   6.05%, 5/15/00                                            94,297,528
              Westpac Capital Corp.
     12,500   5.90%, 4/7/00                                             12,487,708
              Wood Street Funding Corp.
     15,000   6.10%, 5/24/00                                            14,865,292
                                                                    --------------
                                                                       865,296,357
-------------------------------------------------------------------------------------
Other Corporate Obligations  27.2%
              Abbey National Treasury Services PLC
     50,000   5.23875%, 7/24/00                                         49,990,841
     25,000   5.65%, 7/24/00                                            24,995,421
              Associates Corporation North America
     50,000   5.0965%, 6/29/00(b)                                       49,991,489
              Centex Home Mortgage LLC
      7,000   6.60875%, 10/20/00(b)/(c)
               (cost $7,000,000, date purchased 12/8/99)                 7,000,000
              Chase Manhattan Corp.
     50,000   4.8275%, 5/25/00(b)                                       49,995,257
              Citicorp
     26,000   5.21%, 8/2/00(b)                                          26,000,000
              Citigroup, Inc.
        700   6.125%, 6/15/00(b)                                           700,833
              Commercial Credit Co.
      1,000   6.00%, 4/15/00                                             1,000,207
              Conseco Finance Vehicle Trust
     12,603   6.62125%, 1/5/01(b)/(c)
               (cost $12,602,722, date purchased 12/16/99)              12,602,722

                                           See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of March 31, 2000 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              Daimler Chrysler North America Holdings
$    55,000   5.06175%, 7/6/00(b)                                   $   54,981,195
              Ford Motor Credit Co.
     48,000   5.435%, 8/18/00(b)                                        47,985,231
     20,000   5.49875%, 10/2/00(b)                                      19,990,180
              General Electric Capital Corp.
     51,000   4.95%, 5/12/00(b)                                         51,000,000
              Goldman Sachs Group, L.P.
     20,000   6.02%, 4/26/00                                            20,000,000
              Goldman Sachs Group, L.P.
     21,000   5.69531%, 5/15/00(b)/(c)
               (cost $21,000,000, date purchased 6/3/96)                21,000,000
              Morgan (J.P.) & Co., Inc.
     24,000   5.99375%, 3/16/01(b)                                      24,000,000
              Restructured Asset Securities
     33,000   5.455%, 9/6/00(b)/(c)
               (cost $33,000,000, date purchased 9/2/99)                33,000,000
              Security Life Of Denver
      5,000   5.07%, 4/12/00(b)/(c)
               (cost $5,000,000, date purchased 4/12/99)                 5,000,000
              Strategic Money Market Trust
      6,000   4.9825%, 4/5/00(b)                                         6,000,000
              Short-Term Repackaged Asset Trust 1998-E
     18,000   6.17125%, 8/18/00(b)/(c)
               (cost $18,000,000, date purchased 9/23/98)               18,000,000
              Travelers Insurance Co.
      8,000   5.34%, 7/6/00(b)/(c)
               (cost $8,000,000, date purchased 7/6/99)                  8,000,000
     25,000   6.16%, 2/23/01(b)/(c)
               (cost $25,000,000, date purchased 2/24/00)               25,000,000
              United States Bancorp
     10,000   5.05%, 8/16/00(b)                                         10,001,849
              United States Bank, N.A.
     17,000   4.91%, 6/21/00(b)                                         16,997,404
                                                                    --------------
                                                                       583,232,629

    See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of March 31, 2000 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
Repurchase Agreement(d)  3.0%
$    59,253   Goldman, Sachs & Co., 6.2%, dated 3/31/00, due
               4/3/00, in the amount of $59,283,614 (cost
              $59,253,000, value of collateral including accrued
              interest-$60,438,618)                                 $   59,253,000
              Total Investments  99.5%
               (amortized cost $1,964,566,229(a))                    1,964,566,229
              Other assets in excess of liabilities  0.5%                8,930,597
                                                                    --------------
              Net Assets  100%                                      $1,973,496,826
                                                                    --------------
                                                                    --------------

--------------------------------------------------------------------------------
(a) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(b) Variable rate instrument. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c) Private placement restricted as to resale and does not have a readily available market; the aggregate cost of such securities is $145,534,833. The aggregate value ($145,534,833) is approximately 7.4% of net assets.
(d) Repurchase Agreement collateralized by U.S. Treasury or Federal agency obligations.
The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2000 was as follows:

Commercial Banks                                                          48.9%
Motor Vehicle Parts                                                       10.7
Bank Holding Companies-Domestic                                            9.1
Short-Term Business Credit                                                 7.9
Asset Backed Securities                                                    7.7
Personal Credit Institutions                                               4.4
Life Insurance                                                             3.7
Phone Communications                                                       3.0
Securities Brokers & Dealers                                               2.4
Mortgage Banks                                                             0.7
Accident & Health Insurance                                                0.6
Aircrafts & Parts                                                          0.3
Fire, Marine, Casualty Insurance                                           0.1
                                                                         -----
                                                                          99.5
                                                                         -----
Other assets in excess of liabilities                                      0.5
                                                                         -----
                                                                           100%
                                                                         -----
                                                                         -----

                                           See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Statement of Assets and Liabilities

                                                                   March 31, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                              $1,964,566,229
Cash                                                                          112
Interest receivable                                                    12,170,858
Deferred expenses and other assets                                         17,396
                                                                  ----------------
      Total assets                                                  1,976,754,595
                                                                  ----------------
LIABILITIES
Dividends payable                                                       2,729,373
Accrued expenses                                                          302,775
Management fee payable                                                    216,980
Distribution fee payable                                                    8,641
                                                                  ----------------
      Total liabilities                                                 3,257,769
                                                                  ----------------
NET ASSETS                                                         $1,973,496,826
                                                                  ----------------
                                                                  ----------------
Net assets were comprised of:
   Common stock, at par                                            $    1,973,497
   Paid-in capital in excess of par                                 1,971,523,329
                                                                  ----------------
Net assets, March 31, 2000                                         $1,973,496,826
                                                                  ----------------
                                                                  ----------------
Class A:
   Net asset value, offering and redemption price per share
      ($371,866,196 3 371,866,196 shares of $.001 par value
      common stock issued and outstanding)                                  $1.00
                                                                  ----------------
                                                                  ----------------
Class I:
   Net asset value, offering and redemption price per share
      ($1,601,630,630 3 1,601,630,630 shares of $.001 par
      value common stock issued and outstanding)                            $1.00
                                                                  ----------------
                                                                  ----------------

    See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Statement of Operations

                                                                   Year Ended
                                                                 March 31, 2000
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                       $ 109,695,442
                                                                -----------------
Expenses
   Management fee                                                     4,020,175
   Distribution fee--Class A                                            439,353
   Transfer agent's fees and expenses                                   245,000
   Custodian's fees and expenses                                        168,000
   Registration fees                                                    135,000
   Reports to shareholders                                               30,000
   Audit fee and expenses                                                25,000
   Insurance expenses                                                    23,000
   Legal fees and expenses                                               20,000
   Directors' fees and expenses                                           9,000
   Miscellaneous                                                          8,959
                                                                -----------------
      Total expenses                                                  5,123,487
   Less: Expense subsidy (Note 4)                                      (664,150)
       Management fee waiver (Note 2)                                (1,005,044)
       Distribution fee waiver (Note 2)                                (256,289)
                                                                -----------------
   Net expenses                                                       3,198,004
                                                                -----------------
Net investment income                                               106,497,438
                                                                -----------------
Net realized loss on investment transactions                             (2,643)
                                                                -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 106,494,795
                                                                -----------------
                                                                -----------------

                                           See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Statement of Changes in Net Assets

                                                     Year Ended March 31,
                                             ------------------------------------
                                                   2000                1999
---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                     $    106,497,438    $     90,223,983
   Net realized gain (loss) on investment
   transactions                                        (2,643)             33,231
                                             ----------------    ----------------
   Net increase in net assets resulting
   from operations                                106,494,795          90,257,214
                                             ----------------    ----------------
Dividends and distributions (Note 1)
      Class A                                     (19,311,167)        (12,867,746)
      Class I                                     (87,183,628)        (77,389,468)
                                             ----------------    ----------------
                                                 (106,494,795)        (90,257,214)
                                             ----------------    ----------------
Fund share transactions
   Net proceeds from shares subscribed         16,932,830,624      14,846,339,434
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                  90,454,251          78,273,080
   Cost of shares reacquired                  (17,161,183,973)    (13,864,423,952)
                                             ----------------    ----------------
   Net increase (decrease) in net assets
      from Fund share transactions               (137,899,098)      1,060,188,562
                                             ----------------    ----------------
Total increase (decrease)                        (137,899,098)      1,060,188,562
NET ASSETS
Beginning of year                               2,111,395,924       1,051,207,362
                                             ----------------    ----------------
End of year                                  $  1,973,496,826    $  2,111,395,924
                                             ----------------    ----------------
                                             ----------------    ----------------

    See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Notes to Financial Statements
      Prudential Institutional Liquidity Portfolio, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund consists of two series--the Institutional Money Market Series (the 'Series') and the Liquid Assets Series. The Liquid Assets Series has not yet commenced operations. The investment objective of the Series is high current income consistent with the preservation of principal and liquidity. The Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the 2 highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.
      Securities Valuation:    Portfolio securities are valued at amortized
cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.
      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.
      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Notes to Financial Statements Cont'd.
      Federal Income Taxes:    For federal income tax purposes, each Series in
the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.
      Dividends and Distributions:    The Series declares all of its net
investment income and net realized short-term capital gains or losses, if any, as dividends daily to its shareholders of record at the time of such declaration. Payment of dividends is made monthly. The Fund does not expect to realize long-term capital gains or losses.
Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
      The management fee paid to PIFM is computed daily and payable monthly, at an annual rate of .20 of 1% of the average daily net assets of the Series. PIFM has agreed to waive a portion (.05 of 1% of the Series' average daily net assets) of its management fee, which amounted to $1,005,044 ($.0005 per share) for the year ended March 31, 2000. The Series is not required to reimburse PIFM for such waiver.
      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A and Class I shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A shares, pursuant to the plan of distribution at an annual rate of .12 of 1% of the Series' average daily net assets of the Class A shares. PIMS has agreed to waive a portion (.07 of 1% of the Series' average daily net assets) of the distribution fee, which amounted to $256,289 ($.0001 per share) for the year ended March 31, 2000. The Series is not required to reimburse PIMS for such waiver. The Class A distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Fund.
      PIMS, PIFM and PIC are wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').
      The Fund has an uncommitted credit agreement (the 'Agreement') with an unaffiliated lender. The maximum commitment under the Agreement is

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Notes to Financial Statements Cont'd.
$100,000,000. Interest on any such borrowings outstanding will be at market rates. The purpose of the Agreement is to serve as an alternative source of funding for capital share redemptions. The Fund has not borrowed any amounts pursuant to the Agreement during the year ended March 31, 2000. The Fund does not pay a fee for the credit facility.
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the year ended March 31, 2000, the Series incurred fees of $240,000 for the services of PMFS. As of March 31, 2000, $20,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates.
Note 4. Expense Subsidy
PIFM has contractually agreed to subsidize operating expenses so that total Series operating expenses exclusive of distribution fees do not exceed .15% of the average daily net assets of the Class A and Class I shares. For the year ended March 31, 2000, such reimbursement amounted to $664,150 ($.0003 per share for Class A and I shares; .03% of average net assets).
Note 5. Capital
The Series offers Class A and Class I shares. Class A shareholders of the Series who qualify to purchase Class I shares will have their Class A shares exchanged for Class I shares on a quarterly basis.
      There are 10 billion authorized shares of common stock, $.001 par value per share, divided into 5 billion authorized Class A shares and 5 billion authorized Class I shares.
      As of March 31, 2000, Prudential owned 2,387,637 Class I shares.

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Notes to Financial Statements Cont'd.
      Transactions in shares of common stock (at $1 per share) were as follows:

                                                                         Shares and
Class A                                                                Dollar Amount
-------------------------------------------------------------------   ----------------
Year ended March 31, 2000:
Shares sold                                                                895,312,228
Shares issued in reinvestment of dividends and distributions                18,549,671
Shares reacquired                                                         (804,323,779)
                                                                      ----------------
Net increase in shares outstanding before conversion                       109,538,120
Shares reacquired upon conversion into Class I                             (98,839,128)
                                                                      ----------------
Net increase in shares outstanding                                          10,698,992
                                                                      ----------------
                                                                      ----------------
Year ended March 31, 1999:
Shares sold                                                                912,064,251
Shares issued in reinvestment of dividends and distributions                11,977,599
Shares reacquired                                                         (588,928,339)
                                                                      ----------------
Net increase in shares outstanding before conversion                       335,113,511
Shares reacquired upon conversion into Class I                            (114,759,453)
                                                                      ----------------
Net increase in shares outstanding                                         220,354,058
                                                                      ----------------
                                                                      ----------------
Class I
-------------------------------------------------------------------
Year ended March 31, 2000:
Shares sold                                                             16,037,518,396
Shares issued in reinvestment of dividends and
  distributions                                                             71,904,580
Shares reacquired                                                      (16,356,860,194)
                                                                      ----------------
Net decrease in shares outstanding before conversion                      (247,437,218)
Shares issued upon conversion from Class A                                  98,839,128
                                                                      ----------------
Net decrease in shares outstanding                                        (148,598,090)
                                                                      ----------------
                                                                      ----------------
Year ended March 31, 1999:
Shares sold                                                             13,934,275,183
Shares issued in reinvestment of dividends and
  distributions                                                             66,295,481
Shares reacquired                                                      (13,275,495,613)
                                                                      ----------------
Net increase in shares outstanding before conversion                       725,075,051
Shares issued upon conversion from Class A                                 114,759,453
                                                                      ----------------
Net increase in shares outstanding                                         839,834,504
                                                                      ----------------
                                                                      ----------------

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Financial Highlights

                                                                         Class A
                                                                   --------------------
                                                                        Year Ended
                                                                      March 31, 2000
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                    $  1.000
                                                                   --------------
Net investment income and net realized gains (losses)                     .053(b)
Dividends and distributions to shareholders                              (.053)
                                                                   --------------
Net asset value, end of year                                          $  1.000
                                                                   --------------
                                                                   --------------
TOTAL RETURN(a):                                                          5.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                         $371,866
Average net assets (000)                                              $366,127
Ratios to average net assets:
   Expenses, including distribution fee                                    .20%(b)
   Expenses, excluding distribution fee                                    .15%(c)
   Net investment income                                                  5.27%(b)

---------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(b) Net of management and distribution fee waiver/expense subsidy.
(c) Net of management fee waiver/expense subsidy.

                                          See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Financial Highlights Cont'd.

                       Class A
-----------------------------------------------------
                Year Ended March 31,
-----------------------------------------------------
  1999         1998         1997         1996
-----------------------------------------------------
$  1.000     $  1.000     $  1.000     $  1.000
--------     --------     --------     --------
    .053(b)      .055(b)      .050         .056
   (.053)       (.055)       (.050)       (.056)
--------     --------     --------     --------
$  1.000     $  1.000     $  1.000     $  1.000
--------     --------     --------     --------
--------     --------     --------     --------
    5.39%        5.63%        5.16%        5.72%
$361,167     $140,813     $478,045     $440,842
$247,471     $217,881     $449,393     $519,946
     .20%(b)      .29%(b)      .46%         .43%
     .15%(c)      .21%(c)      .34%         .31%
    5.20%(b)     5.42%(b)     5.03%        5.56%

    See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Financial Highlights Cont'd.

                                                         Class I
                                        ------------------------------------------
                                                                       July 9,
                                          Year Ended March 31,         1997(b)
                                        ------------------------       Through
                                           2000          1999       March 31, 1998
----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period    $    1.000    $    1.000       $  1.000
                                        ----------    ----------    --------------
Net investment income and net
   realized gains (losses)                    .053(d)       .053(d)        .041(d)
Dividends and distributions to
   shareholders                              (.053)        (.053)         (.041)
                                        ----------    ----------    --------------
Net asset value, end of period          $    1.000    $    1.000       $  1.000
                                        ----------    ----------    --------------
                                        ----------    ----------    --------------
TOTAL RETURN(a):                              5.43%         5.45%          4.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)         $1,601,631    $1,750,229       $910,394
Average net assets (000)                $1,643,961    $1,470,082       $814,138
Ratios to average net assets:
   Expenses, including distribution
      fee                                      .15%(d)        .15%(d)         .15%(c /(d)
   Expenses, excluding distribution
      fee                                      .15%(d)        .15%(d)         .15%(c /(d)
   Net investment income                      5.30%(d)       5.26%(d)        5.60%(c /(d)

---------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
(b) Commencement of offering of Class I shares.
(c) Annualized.
(d) Net of management fee waiver/expense subsidy.
                                          See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Report of Independent Accountants
To the Shareholders and Board of Directors of Prudential Institutional Liquidity Portfolio, Inc.--Institutional Money Market Series
      In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Institutional Liquidity Portfolio, Inc.--Institutional Money Market Series (the 'Fund') at March 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above. The accompanying financial highlights for the year ended March 31, 1996 were audited by other independent accountants, whose opinion dated May 9, 1996 was unqualified. PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
May 19, 2000
    See Notes to Financial Statements

                                   APPENDIX I

                             DESCRIPTION OF RATINGS

BOND RATINGS

     Moody's Investors Service, Inc.--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Moody's applies numerical modifiers "1", "2" and "3" in each generic rating classification from Aa through B in its corporate bond rating system. The modifier "1" indicates that the company ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the company ranks in the lower end of its generic rating category.

     Standard & Poor's Ratings Group--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     Duff and Phelps Credit Rating Co.--The following summarizes the ratings used by Duff & Phelps for long-term debt:

          "AAA": Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA+", "AA" or "AA--": High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A+", "A" or "A--": Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress. Fitch IBCA--The following summarizes the ratings used by Fitch IBCA for long-term debt:

          "AAA": Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

          "AA": Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          "A": High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

          "BBB": Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

"+" or "--" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "CCC".

COMMERCIAL PAPER RATINGS

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Issuers rated "Prime-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Issuers rated "Prime-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. Issuers rated "Prime-3" (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The designation A-1 indicates that the degree of safety regarding timely payment is strong. A "+" designation is applied to those issues rated A-1 which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation A-2 is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation A-3 have adequate capacity for timely payment. They are however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     The following summarizes the ratings used by Duff & Phelps for short-term debt, which apply to all obligations with maturities of under one year, including commercial paper.

     D-1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury short-term obligations.

     D-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     D-1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     D-2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     D-3: Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

     The following summarizes the ratings used by Fitch IBCA for short-term debt, which apply to most obligations with maturities of less than 12 months, or up to three years for U.S. public finance securities:

          "F1": Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

          "F2": Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

          "F3": Fair credit quality. The capacity for timely payment of financial commitments is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

          "B": Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

          "C": High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

          "D": Default. Denotes actual or imminent payment default.

"+" or "--" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to short-term ratings other than "F1".

                                     PART C

                                OTHER INFORMATION

ITEM 23.  EXHIBITS


     (a) (i) Articles of Restatement, incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 28, 1996.

          (ii) Articles Supplementary, incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 28, 1996.

          (iii) Articles Supplementary, incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (iv) Articles of Amendment, incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     (b)  (i) Amended By-Laws of the Registrant, incorporated by reference to
          Exhibit 2(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (ii) Amendment to Bylaws, incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.


     (c) (i) Specimen certificates for shares of common stock, $.001 par value per share, of the Registrant, incorporated by reference to Exhibit 4(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (ii) Instruments defining rights of holders of the securities being offered, incorporated by reference to Exhibits (a) and (b) above.

     (d) (i) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (ii) Subadvisory Agreement between Prudential Mutual Fund Management and The Prudential Investment Corporation, incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (iii) Management and Administrative Services Agreement between the Fund, on behalf of the Liquid Assets Series, and Prudential Investments Fund Management LLC, incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (iv) Amendment to Subadvisory Agreement between Prudential Investments Fund Management LLC and The Prudential Investment Corporation.*

     (e) (i) Distribution Agreement between the Registrant and Prudential Investment Management Services LLC, incorporated by reference to Exhibit (e)(i) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on March 30, 1999.

          (ii) Form of Dealer Agreement, incorporated by reference to Exhibit
          (e)(ii) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on March 30, 1999.

     (f)  Not applicable.

     (g) (i) Custodian Contract between the Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (ii) Subcustodian Agreement between State Street Bank and Trust Company and Security Pacific National Bank, incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (iii) Subcustodian Agreement for Repurchase Transactions between State Street Bank and Trust Company and Security Pacific National Bank, incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     (h) (i) Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (ii) Amendment to Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services LLC.*

     (i) Opinion of Counsel, incorporated by reference to Exhibit 10 to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     (j)  (i) Consent of Independent Accountants.*

          (ii) Appraisal of Duff and Phelps Credit Rating Co.*

     (k)  Not applicable.

     (l)  Not applicable.

     (m) Amended and Restated Distribution and Service Plan, incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on March 30, 1999.

     (n)  Not applicable.


     (o) Rule 18 f-3 Plan, incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.


--------------------

 * Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None.

ITEM 25. INDEMNIFICATION.

     As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940, as amended (the 1940 Act) and pursuant to Article X of the Registrant's By-Laws (Exhibit (b) to the Registration Statement) and Section 2-418 of the Maryland General Corporation Law, officers, directors, employees and agents of the Registrant may be indemnified against certain liabilities in connection with the Registrant except liabilities arising from misfeasance, bad faith, gross negligence or reckless disregard in the conduct of their respective duties. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreements (Exhibit (e)(i) to the Registration Statement), the Distributor of the Fund may be indemnified against certain liabilities it may incur. Such Article X of the By-Laws and Section 10 of the Distribution Agreement are hereby incorporated by reference in their entirety.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the Securities Act), may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the Commission) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     Section 8 of the Management Agreement (Exhibit (d)(i) to the Registration Statement) limits the liability of Prudential Investments Fund Management LLC
(PIFM) to losses resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the Investment Company Act) or losses resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard by PIFM of its obligations and duties under the Management Agreement. Section 4 of the Subadvisory Agreement (Exhibit (d)(ii) to the Registration Statement) limits the liability of The Prudential Investment Corporation (PIC) to losses resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from reckless disregard by PIC of its obligations and duties under the Subadvisory Agreement.

     The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect and is consistently applied.

     The Registrant maintains an insurance policy insuring its officers and directors against certain liabilities and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting conflict of interest, intentional non-compliance with statutes or regulations or dishonesty, fraudulent or criminal acts or omissions. The insurance policy also insures the Registrant against the costs of indemnification payments to officers and directors under certain circumstances.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     (a)  Prudential Investments Fund Management LLC (PIFM).

     See "How the Fund is Managed--Manager" in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and "Investment Advisory and Other Services--Investment Adviser" in the Statement of Additional Information constituting Part B of this Post-Effective Amendment to the Registration Statement.

     The business and other connections of directors and officers of PIFM are listed in Schedules A and D of Form ADV of PIFM as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-31104).

     The business and other connections of the directors and officers of PIFM are set forth below. Except as otherwise indicated, the address of each person is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.


NAME AND ADDRESS          POSITION WITH PIFM                                   PRINCIPAL OCCUPATIONS
----------------          ------------------                                   ---------------------

Robert F. Gunia           Executive Vice President and      Executive Vice President and Chief Administrative Officer,
                          Chief Administrative Officer         PIFM; Vice President, Prudential; President, Prudential
                                                               Investment Management Services LLC (PIMS)

William V. Healey         Executive Vice President,         Executive Vice President, Chief Legal Officer and
                          Chief Legal Officer and              Secretary, PIFM; Vice President and Associate General
                          Secretary                            Counsel, Prudential; Senior Vice President, Chief Legal
                                                               Officer and Secretary, PIMS

David R. Odenath, Jr.     Officer in Charge, President,     Officer in Charge, President, Chief Executive Officer and
                          Chief Executive Officer and          Chief Operating Officer, PIFM; Senior Vice President,
                          Chief Operating Officer              The Prudential Insurance Company of America (Prudential)

Stephen Pelletier         Executive Vice President          Executive Vice President, PIFM

Judy A. Rice              Executive Vice President          Executive Vice President, PIFM

Lynn M. Waldvogel         Executive Vice President          Executive Vice President, PIFM




     (ii) The Prudential Investment Corporation (PIC).

     See "How the Fund is Managed--Manager" in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and "Investment Advisory and Other Services--Investment Adviser" in the Statement of Additional Information constituting Part B of this Registration Statement.

     The business and other connections of PIC's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Prudential Plaza, Newark, NJ 07102-4077.


NAME AND ADDRESS           POSITION WITH PIC                                   PRINCIPAL OCCUPATIONS
----------------           -----------------                                   ---------------------
John R. Strangfeld, Jr.    Chairman of the Board,           President of Prudential Global Asset Management Group of
                           President, Chief Executive          Prudential; Senior Vice President, Prudential; Chairman
                           Officer and Director                of the Board, President, Chief Executive Officer and
                                                               Director, PIC

Bernard Winograd           Senior Vice President and        Chief Executive Officer, Prudential Real Estate Investors;
                           Director                            Senior Vice President and Director, PIC


ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Prudential Investment Management Series LLC.

     Prudential Investment Management Series LLC is distributor for Prudential Government Securities Trust, The Target Portfolio Trust, Cash Accumulation Trust, COMMAND Government Fund, COMMAND Money Fund, COMMAND Tax-Free Fund, Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential Balanced Fund, Prudential California Municipal Fund, Prudential Developing Markets Fund, Prudential Diversified Bond Fund, Inc., Prudential Diversified Funds, Prudential Emerging Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudentia Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential High Yield Fund, Inc., Prudential Index Series Fund, Prudential MoneyMart Assets Inc., Prudential Natural Resources Fund, Inc., Prudential Government Income Fund, Inc., Prudential High Yield Total Return Fund, Inc., Prudential International Bond Fund, Inc., Prudential Institutional Liquidity Portfolio, Inc., The Prudential Investment Portfolios, Inc., Prudential Mid-Cap Value Fund, Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Sector Funds, Inc., Prudential Small-Cap Quantum Fund, Inc., Prudential Small Company Value Fund, Inc., Prudential Special Money Market Fund, inc., Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Tax-Managed Funds, Prudential 20/20 Focus Fund, Prudential World Fund, Inc., Strategic Partners Series and Target Funds.

     (b) Information concerning officers of Prudential Investment Management Services LLC is set forth below.


                                 POSITIONS AND                                                   POSITIONS AND
                                 OFFICES WITH                                                    OFFICES WITH
NAME(1)                          UNDERWRITER                                                     REGISTRANT
-------                          -----------                                                     ----------
Margaret Deverell .............  Vice President and Chief Financial Officer                      None
Kevin Frawley .................  Senior Vice President and Chief Compliance Officer              None
Robert F. Gunia ...............  President                                                       Vice President
                                                                                                 and Director
William V. Healey .............  Senior Vice President, Secretary and Chief Legal Officer        None
John R. Strangfeld, Jr. .......  Advisory Board Member                                           President and
                                                                                                 Director



(1) The address of each person named is Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102, unless otherwise indicated.

     (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, The Prudential Investment Corporation, Prudential Plaza, 745 Broad Street, Newark, New Jersey 07102, the Registrant, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and Prudential Mutual Fund Services LLC, Raritan Plaza One, Edison, New Jersey 08837. Documents required by Rules 31a-1(b) (4), (5), (6), (7), (9), (10) and (11) and 31a-1 (d)
and (f) will be kept at Gateway Center Three, Newark, New Jersey 07102-4077, and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services LLC.

ITEM 29. MANAGEMENT SERVICES

     Other than as set forth under the captions "How the Fund is Managed--Manager" and "How the Fund is Managed--Distributor" in the Prospectus and the caption "Investment Advisory and Other Services" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 30. UNDERTAKINGS

     Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 31st day of May, 2000.


                                      PRUDENTIAL INSTITUTIONAL LIQUIDITY
                                      PORTFOLIO, INC.

                                      /s/  John R. Strangfeld, Jr.
                                      ----------------------------------------
                                          (JOHN R. STRANGFELD, JR., PRESIDENT)

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


              SIGNATURE                 TITLE                       DATE
              ---------                 -----                       ----

  /s/  Delayne D. Gold           Director                           May 31, 2000
------------------------------
       DELAYNE D. GOLD

  /s/  Robert F. Gunia           Vice President and Director        May 31, 2000
------------------------------
       ROBERT F. GUNIA

  /s/  Robert E. LaBlanc         Director                           May 31, 2000
------------------------------
       ROBERT E. LABLANC

  /s/  David R. Odenath, Jr.     Director                           May 31, 2000
------------------------------
       DAVID R. ODENATH, JR.

  /s/  Robin B. Smith            Director                           May 31, 2000
------------------------------
       ROBIN B. SMITH

  /s/  Stephen Stoneburn         Director                           May 31, 2000
------------------------------
       STEPHEN STONEBURN

  /s/  John R. Strangfeld, Jr.   Director and President             May 31, 2000
------------------------------
       JOHN R. STRANGFELD, JR.

  /s/  Nancy H. Teeters          Director                           May 31, 2000
------------------------------
       NANCY H. TEETERS

  /s/  Clay T. Whitehead         Director                           May 31, 2000
------------------------------
       CLAY T. WHITEHEAD

  /s/  Grace C. Torres           Treasurer, Principal Financial     May 31, 2000
------------------------------
       GRACE C. TORRES           and Accounting Officer

                                  EXHIBIT INDEX

(a) (i) Articles of Restatement, incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 28, 1996.

     (ii) Articles Supplementary, incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 28, 1996.

     (iii) Articles Supplementary, incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     (iv) Articles of Amendment, incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

(b) (i) Amended By-Laws of the Registrant, incorporated by reference to Exhibit 2(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     (ii) Amendment to By-laws, incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

(c) (i) Specimen certificates for shares of common stock, $.001 par value per share, of the Registrant, incorporated by reference to Exhibit 4(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     (ii) Instruments defining rights of holders of the securities being offered, incorporated by reference to Exhibits (a) and (b) above.

(d) (i) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     (ii) Subadvisory Agreement between Prudential Mutual Fund Management and The Prudential Investment Corporation, incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     (iii) Management and Administrative Services Agreement between the Fund, on behalf of the Liquid Assets Series, and Prudential Investments Fund Management LLC, incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     (iv) Amendment to Subadvisory Agreement between Prudential Investments Fund Management LLC and The Prudential Investment Corporation.*

(e) (i) Distribution Agreement between the Registrant and Prudential Investment Management Services LLC, incorporated by reference to Exhibit (e)(i) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on March 30, 1999.

     (ii) Form of Dealer Agreement, incorporated by reference to Exhibit (e)(ii) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on March 30, 1999.

(f)  Not applicable.

(g) (i) Custodian Contract between the Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     (ii) Subcustodian Agreement between State Street Bank and Trust Company and Security Pacific National Bank, incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     (iii) Subcustodian Agreement for Repurchase Transactions between State Street Bank and Trust Company and Security Pacific National Bank, incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

(h) (i)Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     (ii) Amendment to Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services LLC.*

(i) Opinion of Counsel, incorporated by reference to Exhibit 10 to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

(j)  (i) Consent of Independent Accountants.*

     (ii) Appraisal of Duff and Phelps Credit Rating Co.*

(k)  Not applicable.

(l)Not applicable.

(m) Amended and Restated Distribution and Service Plan, incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on March 30, 1999.

(n)  Not applicable.

(o) Rule 18 f-3 Plan, incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

----------------------

*  Filed herewith.